UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07735

                               ORCHARD SERIES FUND
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS


--------------------------------------------------------------------------------



                               Orchard Series Fund


                                October 31, 2003




                                  Annual Report



                               For shareholders of
                               ORCHARD SERIES FUND
                             8515 East Orchard Road
                           Greenwood Village, CO 80111
                                  800.338.4015



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of Orchard Series Fund. Such offering is made only by the prospectus(es) of the Orchard Series Fund, which include details as to offering price and other information.

--------------------------------------------------------------------------------

                          ORCHARD S&P 500 INDEX(R)FUND

The S&P 500 Index(R) had a total return of 20.79% for the year ending October 31, 2003. The equity markets have experienced strong returns since making a bottom last October. Such strong returns are due to the reversal of several negative trends that emerged since mid-2000. First, expectations for higher corporate earnings have resurfaced. Secondly, the uncertainties created by the events of September 11 have dissipated. Thirdly, participants stepped back into the stock market as reflected by the flow of funds back into equities. Among the ten largest components of the Index, diversified industrial leader General Electric rose 14.89% for the one-year period. Technology bellwethers, Intel increased 90.46% and Cisco rose 87.21% for the period. Financial stocks Washington Mutual and Citigroup both increased returning 22.34% and 28.28% respectfully. The largest gainer of the twelve-month period was Telecommunication Company Avaya, which rose 547%.

                          ORCHARD S&P 500 INDEX(R) FUND

                              Line Graph Comparison


         Orchard S&P 500 Index(R)Fund                      S&P 500 Index(R)
         ---------------------   -----                     -------------
                02/97 - $10,000                           02/97 - $10,000
                10/97 - $11,738                           10/97 - $11,794
                10/98 - $14,224                           10/98 - $14,388
                10/99 - $17,769                           10/99 - $18,081
                10/00 - $18,732                           10/00 - $19,182
                10/01 - $13,991                           10/01 - $14,408
                10/02 - $11,815                           10/02 - $12,233
                10/03 - $14,185                           10/03 - $14,776

Orchard S&P 500 Index(R)Fund Total Return - One Year:            20.06%
                                            Since Inception:     5.32%
                                        Portfolio Inception:     2/3/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard S&P 500 Index(R) Fund, made at its inception, with the performance of the S&P 500 Index(R). Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                             ORCHARD INDEX 600 FUND

The S&P 600 Index had a total return of 33.57% for the year ending October 31, 2003. Small capitalization companies outperformed large capitalization companies during the period. Some of the top companies in the Index managed exceptionally strong results during the period. Among the ten largest Index components, Inamed Corp. posted the strongest results, gaining 223.97%, Harman Int'l Inc., the Index's largest component, climbed 129.28%. Itt Educational Services Corp. rose 127.92%.


                             ORCHARD INDEX 600 FUND

                              Line Graph Comparison


            Orchard Index 600 Fund                         S&P 600 Index
            ----------------------                         -------------
                02/97 - $10,000                           02/97 - $10,000
                10/97 - $12,146                           10/97 - $12,198
                10/98 - $10,766                           10/98 - $10,848
                10/99 - $12,002                           10/99 - $12,152
                10/00 - $14,852                           10/00 - $15,222
                10/01 - $13,803                           10/01 - $14,243
                10/02 - $13,182                           10/02 - $13,705
                10/03 - $17,493                           10/03 - $18,305

Orchard Index 600 Total Return -    One Year:        32.70%
                                    Since Inception: 8.64%
                                Portfolio Inception: 2/3/97



This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard Index 600 Fund, made at its inception, with the performance of the S&P 600 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                            ORCHARD DJIA(SM) INDEX FUND

The DJIASM Index had a total return of 19.47% for the year ending October 31, 2003. Procter and Gamble, the largest weighting in the Index, gained 13.14% during the reporting period. Caterpillar Inc. also posted healthy gains, rising 79.39%. Technology leader Intel rose 90.49%. Of the thirty stocks in the index, twenty-two were gainers while eight stocks declined.

                            ORCHARD DJIA(SM) INDEX FUND

                              Line Graph Comparison


           Orchard DJIA(SM) Index Fund                     DJIA(SM) Index
           ------------  -----------                       ----  ------
                8/00 - $10,000                            8/00 - $10,000
                10/00 - $9,813                            10/00 - $9,824
                10/01 - $8,184                            10/01 - $8,258
                10/02 - $7,670                            10/02 - $7,798
                10/03 - $9,222                            10/03 - $9,317

Orchard DJIASM Index Total Return - One Year:             20.24%
                                    Since Inception:      -2.46%
                                Portfolio Inception:      8/25/00


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard DJIASM Index Fund, made at its inception, with the performance of the Dow Jones Industrial Average. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                        ORCHARD NASDAQ-100 INDEX(R) FUND

The total return for the Nasdaq-100 Index(R) was 43.46% for the year ending October 31, 2003. The technology stocks were among the largest gainers. Within the technology-heavy Nasdaq-100 Index(R), software companies, computer chip manufacturers, and telecommunications firms increased. Cisco Systems rose 87.21% and Intel rose 90.46% during the one-year reporting period. Sanmina-Sci Corp. was the largest gainer at 241.88%. Ninety of the one hundred stocks in the index gained during the period. Thirteen stocks were up more than 100%.

                        ORCHARD NASDAQ-100 INDEX(R) FUND

                              Line Graph Comparison



        Orchard NASDAQ-100 Index(R)Fund                   NASDAQ-100 Index(R)
        ------------------------   ----                   ----------------
                8/00 - $10,000                            8/00 - $10,000
                10/00 - $8,364                            10/00 - $8,350
                10/01 - $3,505                            10/01 - $3,474
                10/02 - $2,527                            10/02 - $2,521
                10/03 - $3,609                            10/03 - $3,617

Orchard NASDAQ-100 Index(R)Total Return -   One Year:             42.83%
                                            Since Inception:     -26.91%
                                        Portfolio Inception:     8/25/0

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard NASDAQ-100 Index(R) Fund, made at its inception, with the performance of the NASDAQ-100 Index(R). Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                             THE ORCHARD SERIES FUND

                Financial Statements and Financial Highlights for
                    the Years Ended October 31, 2003 and 2002

THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  ORCHARD             ORCHARD          ORCHARD
                                                                                DJIAsm INDEX         INDEX 600       MONEY MARKET
                                                                                    FUND                FUND            FUND
                                                                                -------------       -------------   --------------
                                                                                -------------       -------------   --------------
ASSETS:

     Investments in securities, market value  (1)                             $    3,986,958      $   49,957,445   $    3,883,451
     Cash                                                                             12,620              18,108           10,546
     Dividends and interest receivable                                                 6,345              22,174
     Receivable for investments sold                                                                     574,522
                                                                                -------------       -------------   --------------
                                                                                -------------       -------------   --------------
     Total assets                                                                  4,005,923          50,572,249        3,893,997
                                                                                -------------       -------------   --------------
                                                                                -------------       -------------   --------------

LIABILITIES:

     Dividends payable                                                                                                         67
     Due to investment adviser                                                         2,030              25,236            1,520
     Payable for investments purchased                                                                   394,696
     Variation margin on futures contracts                                               480               4,125
                                                                                -------------       -------------   --------------
                                                                                -------------       -------------   --------------

     Total liabilities                                                                 2,510             424,057            1,587
                                                                                -------------       -------------   --------------
                                                                                -------------       -------------   --------------

NET ASSETS                                                                    $    4,003,413      $   50,148,192   $    3,892,410
                                                                                =============       =============   ==============
                                                                                =============       =============   ==============

NET ASSETS REPRESENTED BY:
     Capital stock, No par value                                              $    5,485,244      $   49,765,523  $     3,892,410
     Net unrealized appreciation on investments and futures contracts                539,745           5,118,575
     Undistributed net investment income                                              19,850              62,086
     Accumulated net realized gain (loss) on investments and futures contracts    (2,041,426)         (4,797,992)
                                                                                -------------       -------------   --------------
                                                                                -------------       -------------   --------------

NET ASSETS                                                                    $    4,003,413      $   50,148,192  $     3,892,410
                                                                                =============       =============   ==============
                                                                                =============       =============   ==============

NET ASSET VALUE PER OUTSTANDING SHARE                                         $         8.85      $        12.77  $          1.00
                                                                                =============       =============   ==============
                                                                                =============       =============   ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK OUTSTANDING                                                  452,344           3,926,193        3,892,410

(1)  Cost of investments in securities:                                       $    3,450,023      $   44,837,645  $     3,883,451

See notes to financial statements.                                                                                     (Continued)

THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        ORCHARD        ORCHARD S&P
                                                                                                      NASDAQ-100       500 INDEX(R)
                                                                                                      INDEX(R)FUND          FUND
                                                                                                     -------------    --------------
                                                                                                     -------------    --------------
ASSETS:

     Investments in securities, market value  (1)                                                  $    11,678,819  $   218,831,343
     Cash                                                                                                   15,006           51,345
     Dividends and interest receivable                                                                       5,997          295,631
     Receivable for investments sold                                                                       272,578          345,857
     Variation margin on futures contracts                                                                                    3,440
                                                                                                     -------------    --------------
                                                                                                     -------------    --------------

     Total assets                                                                                       11,972,400      219,527,616
                                                                                                     -------------    --------------
                                                                                                     -------------    --------------

LIABILITIES:

     Due to investment adviser                                                                               6,064          113,326
     Payable for investments purchased                                                                                      314,604
     Variation margin on futures contracts                                                                   7,010
                                                                                                     -------------    --------------
                                                                                                     -------------    --------------

     Total liabilities                                                                                      13,074          427,930
                                                                                                     -------------    --------------
                                                                                                     -------------    --------------

NET ASSETS                                                                                         $    11,959,326  $   219,099,686
                                                                                                     =============    ==============
                                                                                                     =============    ==============

NET ASSETS REPRESENTED BY:
     Capital stock, No par value                                                                   $     1,382,087  $   241,759,179
     Net unrealized appreciation (depreciation) on investments and futures contracts                     1,067,791      (12,054,271)
     Undistributed net investment income                                                                                  1,600,918
     Accumulated net realized loss on investments and futures contracts                                  9,509,448      (12,206,140)
                                                                                                     -------------    --------------
                                                                                                     -------------    --------------

NET ASSETS                                                                                         $    11,959,326  $   219,099,686
                                                                                                     =============    ==============
                                                                                                     =============    ==============

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $          3.61  $         11.74
                                                                                                     =============    ==============
                                                                                                     =============    ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK OUTSTANDING                                                                      3,312,085       18,665,922

(1)  Cost of investments in securities:                                                            $    10,676,318  $   230,909,904

See notes to financial statements.                                                                                       (Concluded)


THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     ORCHARD             ORCHARD         ORCHARD
                                                                                      DJIAsm INDEX      INDEX 600      MONEY MARKET
                                                                                       FUND               FUND            FUND
                                                                                   -------------      --------------  --------------
                                                                                   -------------      --------------  --------------

INVESTMENT INCOME:
    Interest                                                                     $          871     $         8,212   $      82,111
    Dividends                                                                            76,118             765,900
                                                                                   -------------      --------------  --------------
                                                                                   -------------      --------------  --------------

    Total income                                                                         76,989             774,112          82,111
                                                                                   -------------      --------------  --------------
                                                                                   -------------      --------------  --------------

EXPENSES:

    Audit fees                                                                                                               10,870
    Investment administration                                                                                                61,889
    Bank and custodial fees                                                                                                   8,604
    Registration fees                                                                                                        14,704
    Legal fees                                                                                                               13,819
    Management fees                                                                      21,024             488,293          12,862
                                                                                   -------------      --------------  --------------
                                                                                   -------------      --------------  --------------

    Total expenses                                                                       21,024             488,293         122,748

    Less amount reimbursed by investment adviser                                                                             93,163
                                                                                   -------------      --------------  --------------
                                                                                   -------------      --------------  --------------

    Net expenses                                                                         21,024             488,293          29,585
                                                                                   -------------      --------------  --------------
                                                                                   -------------      --------------  --------------

NET INVESTMENT INCOME                                                                    55,965             285,819          52,526
                                                                                   -------------      --------------  --------------
                                                                                   -------------      --------------  --------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                             (25,429)          5,798,347
    Net realized gain on futures contracts                                               25,818             316,966
    Change in net unrealized appreciation on investments                                625,510          17,577,671
    Change in net unrealized appreciation (depreciation) on futures contracts             6,410             (40,025)
                                                                                   -------------      --------------  --------------
                                                                                   -------------      --------------  --------------

    Net realized and unrealized gain on investments and futures contracts               632,309          23,652,959
                                                                                   -------------      --------------  --------------
                                                                                   -------------      --------------  --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $      688,274     $    23,938,778 $        52,526
                                                                                   =============      ==============  ==============
                                                                                   =============      ==============  ==============

See notes to financial statements.                                                                                       (Continued)

THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      ORCHARD         ORCHARD S&P
                                                                                                     NASDAQ-100       500 INDEX(R)
                                                                                                    INDEX(R)FUND           FUND
                                                                                                    -------------    --------------
                                                                                                    -------------    --------------

INVESTMENT INCOME:
    Interest                                                                                      $        9,751   $        62,203
    Dividends                                                                                             91,683         7,625,265
                                                                                                    -------------    --------------
                                                                                                    -------------    --------------

    Total income                                                                                         101,434         7,687,468
                                                                                                    -------------    --------------
                                                                                                    -------------    --------------

EXPENSES:

    Management fees                                                                                      301,462         2,545,769
                                                                                                    -------------    --------------
                                                                                                    -------------    --------------

NET INVESTMENT INCOME (LOSS)                                                                            (200,028)        5,141,699
                                                                                                    -------------    --------------
                                                                                                    -------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                                  17,605,224        11,885,160
    Net realized gain on futures contracts                                                               401,060         1,026,974
    Change in net unrealized appreciation (depreciation) on investments                                  952,446        60,176,149
    Change in net unrealized appreciation on futures contracts                                           (26,250)             (530)
                                                                                                    -------------    --------------
                                                                                                    -------------    --------------

    Net realized and unrealized gain on investments and futures contracts                             18,932,480        73,087,753
                                                                                                    -------------    --------------
                                                                                                    -------------    --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $   18,732,452   $    78,229,452
                                                                                                    =============    ==============
                                                                                                    =============    ==============

See notes to financial statements.                                                                                      (Concluded)

THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2003 AND 2002

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                     ORCHARD                             ORCHARD                    ORCHARD
                                                        DJIASM INDEX FUND            INDEX 600 FUND            MONEY MARKET FUND
                                                     ------------------------    ------------------------   ------------------------
                                                     ------------------------    ------------------------   ------------------------
                                                        2003         2002           2003         2002          2003         2002
                                                     -----------  -----------    -----------  -----------   -----------   ----------
                                                     -----------  -----------    -----------  -----------   -----------   ----------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                         $     55,965 $    146,785   $    285,819 $    280,102  $     52,526  $   104,339
     Net realized gain (loss) on investments            (25,429)  (1,895,370)     5,798,347   (1,110,860)
     Net realized gain (loss) on futures contracts       25,818       (6,436)       316,966     (343,363)
     Change in net unrealized appreciation              625,510    1,211,172     17,577,671   (3,173,340)
        (depreciation) on investments
     Change in net unrealized appreciation                6,410        9,800        (40,025)     (79,461)
        (depreciation) on futures contracts
                                                     -----------  -----------    -----------  -----------   -----------   ----------
                                                     -----------  -----------    -----------  -----------   -----------   ----------

     Net increase (decrease) in net assets              688,274     (534,049)    23,938,778   (4,426,922)       52,526      104,339
        resulting from operations
                                                     -----------  -----------    -----------  -----------   -----------   ----------
                                                     -----------  -----------    -----------  -----------   -----------   ----------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                         (36,115)    (184,113)      (203,904)    (366,907)      (52,526)    (104,339)
     From net realized gains                                         (76,612)                 (7,632,698)
                                                     -----------  -----------    -----------  -----------   -----------   ----------
                                                     -----------  -----------    -----------  -----------   -----------   ----------

     Total distributions                                (36,115)    (260,725)      (203,904)  (7,999,605)      (52,526)    (104,339)
                                                     -----------  -----------    -----------  -----------   -----------   ----------
                                                     -----------  -----------    -----------  -----------   -----------   ----------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                7,209,065   14,863,591     48,608,408   67,758,406     1,085,696    2,294,024
     Reinvestment of distributions                       36,115      260,725        203,904    7,999,605        52,699      104,494
     Redemptions of shares                           (7,112,188)  (22,413,452)   (109,355,050)(123,997,106) (4,981,888)  (1,006,061)
                                                     -----------  -----------    -----------  -----------   -----------   ----------
                                                     -----------  -----------    -----------  -----------   -----------   ----------

     Net increase (decrease) in net assets              132,992   (7,289,136)    (60,542,738) (48,239,095)  (3,843,493)   1,392,457
        resulting from share transactions
                                                     -----------  -----------    -----------  -----------   -----------   ----------
                                                     -----------  -----------    -----------  -----------   -----------   ----------

     Total increase (decrease) in net assets            785,151   (8,083,910)    (36,807,864) (60,665,622)  (3,843,493)   1,392,457

NET ASSETS:
     Beginning of period                              3,218,262   11,302,172     86,956,056   147,621,678    7,735,903    6,343,446
                                                     -----------  -----------    -----------  -----------   -----------   ----------
                                                     -----------  -----------    -----------  -----------   -----------   ----------

     End of period  (1)                            $  4,003,413 $  3,218,262   $ 50,148,192 $ 86,956,056  $  3,892,410  $ 7,735,903
                                                     ===========  ===========    ===========  ===========   ===========   ==========
                                                     ===========  ===========    ===========  ===========   ===========   ==========

OTHER INFORMATION:

SHARES:

     Sold                                               914,260    1,738,272      4,580,273    5,842,683     1,085,696    2,294,024
     Issued in reinvestment of distributions              4,590       31,013         19,453      720,109        52,699      104,494
     Redeemed                                          (899,322)  (2,730,992)    (9,688,292)  (11,451,162)  (4,981,888)  (1,006,061)
                                                     -----------  -----------    -----------  -----------   -----------   ----------
                                                     -----------  -----------    -----------  -----------   -----------   ----------

     Net increase (decrease)                             19,528     (961,707)    (5,088,566)  (4,888,370)   (3,843,493)   1,392,457
                                                     ===========  ===========    ===========  ===========   ===========   ==========
                                                     ===========  ===========    ===========  ===========   ===========   ==========

(1) Including undistributed net investment         $     19,850 $              $     62,086 $             $             $
     income

See notes to financial statements.                                                                                       (Continued)

THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                ORCHARD NASDAQ-100               ORCHARD
                                                                                    INDEX(R)FUND            S&P 500 INDEX(R)FUND
                                                                              ------------------------   -------------------------
                                                                              ------------------------   -------------------------
                                                                                 2003         2002          2003         2002
                                                                              -----------  -----------   ------------ ------------
                                                                              -----------  -----------   ------------ ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                            $   (200,028)$    (78,804) $   5,141,699  $ 4,604,277
    Net realized gain (loss) on investments                                   17,605,224   (7,147,043)    11,885,160   (8,344,903)
    Net realized gain (loss) on futures contracts                                401,060     (203,835)     1,026,974   (1,061,790)
    Change in net unrealized appreciation (depreciation) on investments          952,446    6,190,844     60,176,149  (71,658,924)
    Change in net unrealized appreciation on futures contracts                   (26,250)     (13,300)          (530)       7,555
                                                                              -----------  -----------   ------------ ------------
                                                                              -----------  -----------   ------------ ------------

    Net increase (decrease) in net assets resulting from operations           18,732,452   (1,252,138)    78,229,452  (76,453,785)
                                                                              -----------  -----------   ------------ ------------
                                                                              -----------  -----------   ------------ ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                                            (4,210,940)  (5,327,250)
    From net realized gains                                                                                            (3,822,355)
                                                                              -----------  -----------   ------------ ------------
                                                                              -----------  -----------   ------------ ------------

    Total distributions                                                                0            0     (4,210,940)  (9,149,605)
                                                                              -----------  -----------   ------------ ------------
                                                                              -----------  -----------   ------------ ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                         95,110,905   43,962,432    199,574,908  165,191,244
    Reinvestment of distributions                                                                          4,210,940    9,149,605
    Redemptions of shares                                                     (138,791,152)(20,298,478)  (488,707,610)(177,755,485)
                                                                              -----------  -----------   ------------ ------------
                                                                              -----------  -----------   ------------ ------------

    Net increase (decrease) in net assets resulting from share transactions   (43,680,247) 23,663,954    (284,921,762) (3,414,636)
                                                                              -----------  -----------   ------------ ------------
                                                                              -----------  -----------   ------------ ------------

    Total increase (decrease) in net assets                                   (24,947,795) 22,411,816    (210,903,250)(89,018,026)

NET ASSETS:
    Beginning of period                                                       36,907,121   14,495,305    430,002,936  519,020,962
                                                                              -----------  -----------   ------------ ------------
                                                                              -----------  -----------   ------------ ------------

    End of period  (1)                                                      $ 11,959,326 $ 36,907,121  $ 219,099,686 $430,002,936
                                                                              ===========  ===========   ============ ============
                                                                              ===========  ===========   ============ ============

OTHER INFORMATION:

SHARES:

    Sold                                                                      32,821,045   17,034,264     19,253,620   14,474,963
    Issued in reinvestment of distributions                                                                  404,261      771,052
    Redeemed                                                                  (44,111,778) (6,566,394)   (44,564,612) (15,292,582)
                                                                              -----------  -----------   ------------ ------------
                                                                              -----------  -----------   ------------ ------------

    Net increase (decrease)                                                   (11,290,733) 10,467,870    (24,906,731)     (46,567)
                                                                              ===========  ===========   ============ ============
                                                                              ===========  ===========   ============ ============

(1) Including undistributed net investment income (loss)                    $            $             $   1,600,918  $   707,649

See notes to financial statements.                                                                                     (Concluded)

THE ORCHARD SERIES FUND

ORCHARD DJIAsm INDEX FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                                     Year Ended October 31,             Period Ended October 31,
                                                     ---------------------------------  -------------
                                                     ---------------------------------  -----------
                                                       2003         2002       2001       2000 +
                                                     ----------   ---------  ---------  -----------
                                                     ----------   ---------  ---------  -----------
Net Asset Value, Beginning of Period               $      7.44  $     8.10 $     9.81 $      10.00

Income from Investment Operations

Net investment income                                     0.12        0.11       0.06         0.01
Net realized and unrealized gain (loss)                   1.37       (0.59)     (1.68)       (0.20)
                                                     ----------   ---------  ---------  -----------
                                                     ----------   ---------  ---------  -----------

Total Income (Loss) From Investment Operations            1.49       (0.48)     (1.62)       (0.19)
                                                     ----------   ---------  ---------  -----------
                                                     ----------   ---------  ---------  -----------

Less Distributions

From net investment income                               (0.08)      (0.14)     (0.05)
From net realized gains                                              (0.04)     (0.04)
                                                     ----------   ---------  ---------  -----------
                                                     ----------   ---------  ---------  -----------

Total Distributions                                      (0.08)      (0.18)     (0.09)        0.00
                                                     ----------   ---------  ---------  -----------
                                                     ----------   ---------  ---------  -----------

Net Asset Value, End of Period                     $      8.85  $     7.44 $     8.10 $       9.81
                                                     ==========   =========  =========  ===========
                                                     ==========   =========  =========  ===========


Total Return                                            20.24%      (6.28%)     (16.60%)    (1.87%)o

Net Assets, End of Period ($000)                   $     4,003  $    3,218 $   11,302 $      1,105

Ratio of Expenses to Average Net Assets                  0.60%       0.60%      0.60%        0.60% *

Ratio of Net Investment Income to Average Net Assets     1.60%       1.35%      1.06%        0.88% *

Portfolio Turnover Rate                                117.05%     135.37%     70.37%       12.27% o


+ The portfolio commenced operations on August 28, 2000.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                          (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                                          Year Ended October 31,
                                       -------------------------------------------------------------
                                       -------------------------------------------------------------
                                          2003         2002        2001         2000        1999
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------
Net Asset Value, Beginning of Period $        9.65 $     10.62 $     13.55  $    11.57  $     10.43

Income from Investment Operations

Net investment income                         0.04        0.02        0.02        0.02         0.02
Net realized and unrealized gain (loss)       3.10       (0.42)      (0.94)       2.61         1.17
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------

Total Income (Loss) From

    Investment Operations                     3.14       (0.40)      (0.92)       2.63         1.19
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------

Less Distributions

From net investment income                   (0.02)      (0.03)      (0.02)      (0.03)       (0.02)
From net realized gains                                  (0.54)      (1.99)      (0.62)       (0.03)
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------

Total Distributions                          (0.02)      (0.57)      (2.01)      (0.65)       (0.05)
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------

Net Asset Value, End of Period       $       12.77 $      9.65 $     10.62  $    13.55  $     11.57
                                       ============  ==========  ==========   =========   ==========
                                       ============  ==========  ==========   =========   ==========


Total Return                                32.70%      (4.50%)     (7.06%)     23.75%       11.48%

Net Assets, End of Period ($000)     $      50,148 $    86,956 $   147,622  $  160,406  $   136,772

Ratio of Expenses to Average Net Assets      0.60%       0.60%       0.60%       0.60%        0.60%

Ratio of Net Investment Income to

    Average Net Assets                       0.35%       0.19%       0.19%       0.21%        0.30%

Portfolio Turnover Rate                     37.79%      31.67%      58.40%      63.52%       40.90%


                                                                                          (Continued)


THE ORCHARD SERIES FUND

ORCHARD MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                             Year Ended October 31,

                                       -------------------------------------------------------------
                                       -------------------------------------------------------------
                                          2003         2002        2001         2000        1999
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------


Net Asset Value, Beginning of Period $        1.00 $      1.00 $      1.00  $     1.00  $      1.00

Income from Investment Operations

Net investment income                         0.01        0.01        0.04        0.06         0.05
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------

Total Income From Investment Operations       0.01        0.01        0.04        0.06         0.05
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------

Less Distributions

From net investment income                   (0.01)      (0.01)      (0.04)      (0.06)       (0.05)
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------

Total Distributions                          (0.01)      (0.01)      (0.04)      (0.06)       (0.05)
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------

Net Asset Value, End of Period       $        1.00 $      1.00 $      1.00  $     1.00  $      1.00
                                       ============  ==========  ==========   =========   ==========
                                       ============  ==========  ==========   =========   ==========


Total Return                                 0.79%       1.49%       4.39%       6.29%        4.68%

Net Assets, End of Period ($000)     $       3,892 $     7,736 $     6,343  $    4,160  $     3,747

Ratio of Expenses to Average Net Assets

    - Before Reimbursement                   1.91%       4.14%       4.26%       4.72%        2.18%
    - After Reimbursement #                  0.46%       0.46%       0.46%       0.46%        0.46%

Ratio of Net Investment Income (Loss) to
    Average Net Assets

    - Before Reimbursement                  (0.63%)     (2.21%)      0.46%       1.56%        2.88%
    - After Reimbursement #                  0.82%       1.47%       4.26%       5.82%        4.60%


#   Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.       (Continued)

THE ORCHARD SERIES FUND

ORCHARD NASDAQ-100 INDEX(R)FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                                    Year Ended October 31,             Period Ended October 31,
                                                   ----------------------------------  -------------
                                                   ----------------------------------  -----------
                                                      2003        2002        2001       2000 +
                                                   -----------  ---------   ---------  -----------
                                                   -----------  ---------   ---------  -----------
Net Asset Value, Beginning of Period             $       2.53 $     3.51  $     8.36 $      10.00

Income from Investment Operations

Net investment income (loss)                                       (0.01)       0.01        (0.01)
Net realized and unrealized gain (loss)                  1.08      (0.97)      (4.86)       (1.63)
                                                   -----------  ---------   ---------  -----------
                                                   -----------  ---------   ---------  -----------

Total Income (Loss) From Investment Operations           1.08      (0.98)      (4.85)       (1.64)
                                                   -----------  ---------   ---------  -----------
                                                   -----------  ---------   ---------  -----------

Net Asset Value, End of Period                   $       3.61 $     2.53  $     3.51 $       8.36
                                                   ===========  =========   =========  ===========
                                                   ===========  =========   =========  ===========


Total Return                                           42.83%    (27.90%)    (58.09%)     (16.36%)o

Net Assets, End of Period ($000)                 $     11,959 $   36,907  $   14,495 $      1,729

Ratio of Expenses to Average Net Assets                 0.60%      0.60%       0.60%        0.60% *

Ratio of Net Investment Loss to Average Net Assets     (0.40%)    (0.50%)     (0.44%)      (0.40%)*

Portfolio Turnover Rate                                97.73%     64.57%      41.31%       13.52% o


+ The portfolio commenced operations on August 28, 2000.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                           (Continued)

THE ORCHARD SERIES FUND

ORCHARD S&P 500 INDEX(R)FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                                           Year Ended October 31,

                                       -------------------------------------------------------------
                                       -------------------------------------------------------------
                                          2003         2002        2001         2000        1999
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------
Net Asset Value, Beginning of Period $        9.87 $     11.90 $     17.58  $    17.27  $     14.08

Income from Investment Operations

Net investment income                         0.17        0.11        0.10        0.11         0.12
Net realized and unrealized gain (loss)       1.80       (1.93)      (4.26)       0.82         3.36
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------

Total Income (Loss) From

    Investment Operations                     1.97       (1.82)      (4.16)       0.93         3.48
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------

Less Distributions

From net investment income                   (0.10)      (0.12)      (0.10)      (0.12)       (0.12)
From net realized gains                                  (0.09)      (1.42)      (0.50)       (0.17)
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------

Total Distributions                          (0.10)      (0.21)      (1.52)      (0.62)       (0.29)
                                       ------------  ----------  ----------   ---------   ----------
                                       ------------  ----------  ----------   ---------   ----------

Net Asset Value, End of Period       $       11.74 $      9.87 $     11.90  $    17.58  $     17.27
                                       ============  ==========  ==========   =========   ==========
                                       ============  ==========  ==========   =========   ==========


Total Return                                20.06%     (15.55%)    (25.31%)      5.42%       24.92%

Net Assets, End of Period ($000)     $     219,100 $   430,003 $   519,021  $  704,721  $   763,050

Ratio of Expenses to Average Net Assets      0.60%       0.60%       0.60%       0.60%        0.60%

Ratio of Net Investment Income to

    Average Net Assets                       1.21%       0.94%       0.73%       0.63%        0.75%

Portfolio Turnover Rate                     17.23%      15.48%      14.00%      20.34%       17.09%


                                                                                          (Concluded)

THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
October 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      The Orchard Series Fund (the Trust) is a Delaware business trust organized on July 23, 1996 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust presently consists of five funds. Interests in the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), Orchard S&P 500 Index(R) (the Index Funds) and Orchard Money Market Funds (collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of the Trust. The investment objective of each Fund is: to seek investment results that track as closely as possible the total return of the common stocks that comprise its benchmark index for each of the Index Funds; and to seek as high a level of current income as is consistent with the preservation of capital and liquidity for the Orchard Money Market Fund. Each Fund is nondiversified as defined in the 1940 Act, with the exception of the Orchard Money Market Fund, which is diversified. The Trust is available only as an investment option for certain variable annuity contracts issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      Initial capitalization of $100,000 for each of the Orchard Index 600, Orchard Money Market and Orchard S&P 500 Index(R) Funds was received on January 27, 1997 from GWL&A. Additional capitalization of $2,900,000 was received from GWL&A on February 3, 1997 for the Orchard Money Market Fund. Initial capitalization of $1,000,000 for the Orchard DJIASM Index Fund and $1,500,000 for the Orchard Nasdaq-100 Index(R) Fund was received on August 25, 2000 from GWL&A. At October 31, 2003, GWL&A's investment in the Funds totaled $5,115,861, which includes reinvestment of dividends.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

      Security Valuation

      All short-term and money market securities in the Orchard Money Market Fund are valued at amortized cost which approximates market value. Within the other Orchard Funds, short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. Effective April, 14, 2003, the Funds began utilizing the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Financial Futures Contracts

      The Index Funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Orchard Money Market Fund are declared daily and paid monthly. Dividends from net investment income of the Index Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Funds is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

      Federal Income Taxes

      For federal income tax purposes, each Fund of the Trust currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Trust has entered into an investment advisory agreement for each of the Funds with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Funds of the Trust, the investment adviser receives monthly compensation at the annual rate of 0.20% of the average daily net assets of the Orchard Money Market Fund and 0.60% of the average daily net assets of the Index Funds. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.46% of the average daily net assets of the Orchard Money Market Fund. Expenses incurred by the Funds of the Trust, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Index Funds, the management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Trust's Funds. Financial Administrative Services Corporation, a wholly owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

      As of October 31, 2003, there were 46 funds for which the Trustees served as Directors or Trustees, five of which were Funds of the Trust. Compensation to the Trustees may be paid by GW Capital Management from its management fee, directly by a Fund, or an affiliated investment company. The total compensation paid to the independent trustees was $75,000 for the period from November 1, 2002 through October 31, 2003. Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested trustee of the Trust receives any compensation directly from the Trust.

3. CAPITAL STOCK

      The Trust has authorized an unlimited number of shares with no stated par value for each Fund in the Trust. Shares may be issued in one or more series of shares and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the year ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                   Purchases          Sales
                                                                 --------------    ------------
     Orchard DJIASM Index Fund                                  $   4,104,433    $   3,907,785
     Orchard Index 600 Fund                                        30,139,260       90,805,395
     Orchard Nasdaq-100 Index(R)Fund                               45,032,700       87,906,043
     Orchard S&P 500 Index(R)Fund                                  70,504,881      351,587,541

      For the year ended October 31, 2003, there were no purchases or sales of U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2003, were as follows:

                                   Cost For                                            Net
                                    Income                                          Unrealized
                                     Tax            Gross            Gross         Appreciation
                                   Purposes      Appreciation    Depreciation      (Depreciation)
                                 -------------   -------------   --------------    -------------
     Orchard DJIASM Index
       Fund                   $     4,067,014  $      232,361  $     (312,417)  $      (80,056)
     Orchard Index 600 Fund        48,879,302       6,765,216      (5,687,073)        1,078,143
     Orchard Nasdaq-100
       Index(R)Fund                10,809,381       1,113,204        (243,766)          869,438
     Orchard S&P 500 Index(R)
       Fund                       237,150,686      21,560,172     (39,879,515)     (18,319,343)


6. FUTURES CONTRACTS

      As of October 31, 2003 open futures contracts held by the Funds were as follows:

                                                          Number                     Unrealized
                                                         of Long                   Appreciation
                                      Long Contracts    Contracts   Expiration    (Depreciation)
                                                                       Date
                                    ------------------- --------- --------------- --------------
      Orchard DJIASM Index Fund         DJIA Index          2        Dec 2003    $ 2,810
                                                                                  ==============

      Orchard Index 600 Fund           Russell 2000         3        Dec 2003    $ (1,225)
                                                                                  ==============
                                                                                  ==============

      Orchard Nasdaq-100 Index(R)       NASDAQ-100         13        Dec 2003    $ 65,290
        Fund
                                                                                  ==============
                                                                                  ==============

      Orchard S&P 500 Index(R)Fund         S&P 500          14        Dec 2003    $ 24,290
                                                                                  ==============

7. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended October 31, 2003 and 2002 were as follows:

                                                                       2003            2002
                                                                   -------------   -------------
     Orchard DJIASM Index Fund
          Distributions paid from:
             Ordinary income                                       $     36,115    $    184,113
             Short-term capital gain                                          0          76,612
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                   $     36,115    $    260,725
                                                                   =============   =============
                                                                   =============   =============
     Orchard Index 600 Fund
          Distributions paid from:

             Ordinary income                                        $   203,904    $    366,907
             Short-term capital gain                                          0         142,267
             Long-term capital gain                                           0       7,490,431
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                   $    203,904    $  7,999,605
                                                                   =============   =============
                                                                   =============   =============
     Orchard Money Market Fund
          Distributions paid from:

             Ordinary income                                       $     52,526    $    104,339
                                                                   =============   =============
                                                                   =============   =============

     Orchard S&P 500 Index(R) Fund Distributions paid from:

             Ordinary income                                       $  4,210,940    $  5,327,250
             Long-term capital gain                                           0       3,822,355
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                   $  4,210,940    $  9,149,605
                                                                   =============   =============

      As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Orchard DJIASM Index Fund

          Undistributed ordinary income                                           $      19,850
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                       19,850
                                                                                   -------------
                                                                                   -------------

          Net unrealized depreciation on investments                                   (80,056)
          Capital loss carryforwards                                                (1,421,625)
                                                                                   -------------
                                                                                   -------------
          Total accumulated loss on investments                                   $ (1,481,831)
                                                                                   =============
                                                                                   =============

     ---------------------------------------------------------------------------
     Orchard Index 600 Fund


          Undistributed ordinary income                                            $     62,086
          Undistributed capital gains                                                         0

                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                       62,086
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                  1,078,143
          Capital loss carryforwards                                                  (757,560)
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                    $    382,669
                                                                                   =============
                                                                                   =============


     ---------------------------------------------------------------------------
     Orchard Nasdaq-100 Index(R) Fund


          Undistributed ordinary income                                            $  9,707,801
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                 $  9,707,801
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                    869,438
          Capital loss carryforwards                                                          0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                    $ 10,577,239
                                                                                   =============

     Orchard S&P 500 Index(R) Fund


     ---------------------------------------------------------------------------
          Undistributed ordinary income                                            $  1,600,918
          Undistributed capital gains                                                         0
                                                                                   -------------
          Net accumulated earnings                                                    1,600,918
                                                                                   -------------

          Net unrealized depreciation on investments                               (18,319,343)
          Capital loss carryforwards                                                (5,941,068)
                                                                                   -------------
                                                                                   -------------
          Total accumulated loss on investments                                   $(22,659,493)
                                                                                   =============



      The differences between book basis and tax basis are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. For the year ended October 31, 2003, the Orchard Index 600 Fund reclassified $19,829 from undistributed net investment income to accumulated net realized loss on investments and $6,199,729 from accumulated net realized loss on investments to paid-in capital, the Orchard Nasdaq-100 Index(R) Fund reclassified $200,028 from accumulated net realized gain on investments to undistributed net investment income, and the Orchard S&P 500 Index(R) Fund reclassified $37,490 from undistributed net investment income to accumulated net realized loss on investments and $11,638,537 from accumulated net realized loss on investments to paid-in capital. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

      At October 31, 2003, the Orchard DJIASM Index Fund had available for federal income tax purposes unused capital loss carryforwards of $1,399,822 and $21,803, expiring in the years 2010 and 2011 respectively; the Orchard Index 600 Fund had available for federal income tax purposes unused capital loss carryforwards of $713,336 and $44,223, expiring in the years 2010 and 2011 respectively; and the Orchard S&P 500 Index(R) Fund had available for federal income tax purposes an unused capital loss carryforward of $5,941,068 expiring in the year 2010.

8. TAX INFORMATION (unaudited)

      Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended October 31, 2003 for the Orchard DJIASM Index, Orchard Index 600, and Orchard S&P 500 Index(R) Funds, 100.00% qualifies for the dividend received deduction available to each Fund's corporate shareholders. Of the ordinary income distributions declared for the year ended October 31, 2003 for the Orchard Nasdaq-100 Index(R) Fund, 0.94% qualifies for the dividend received deduction available to each Fund's corporate shareholders.

9. SUBSEQUENT EVENTS

      On December 4, 2003, the Board of Trustees approved a plan of reorganization for the Orchard DJIASM Index, Orchard S&P 500 Index(R), and Orchard Nasdaq-100 Index(R) Funds to be acquired by the Maxim S&P S&P 500 Index(R) Portfolio of the Maxim Series Fund, Inc. The Board of Trustees also approved a plan of reorganization for the Orchard Index 600 Fund to be acquired by the Maxim Index 600 Portfolio of the Maxim Series Fund, Inc. These transactions are subject to shareholder approval.

The Orchard Series Fund

Orchard DJIA (SM) Index Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 10.53%
      2,676 Boeing Co                                                    102,999
      2,676 Honeywell International Inc                                   81,912
      2,777 United Technologies Corp                                     235,184
                                                                        $420,095

AUTOMOBILES --- 2.86%

      2,676 General Motors Corp                                          114,185
                                                                        $114,185

CHEMICALS --- 2.81%

      2,776 EI du Pont de Nemours & Co                                   112,150
                                                                        $112,150

COMPUTER HARDWARE & SYSTEMS --- 7.73%
      2,676 Hewlett-Packard Co                                            59,702
      2,777 International Business Machines Corp                         248,486
                                                                        $308,188

COMPUTER SOFTWARE & SERVICES --- 1.76%
      2,676 Microsoft Corp                                                69,977
                                                                         $69,977

CONGLOMERATES --- 12.93%

      5,554 3M Co                                                        438,044
      2,676 General Electric Co                                           77,631
                                                                        $515,675

ELECTRONICS - SEMICONDUCTOR --- 2.22%
      2,676 Intel Corp                                                    88,442
                                                                         $88,442

FINANCIAL SERVICES --- 8.98%
      2,776 American Express Co                                          130,278
      2,777 Citigroup Inc                                                131,630
      2,676 JP Morgan Chase & Co                                          96,068
                                                                        $357,976

FOOD & BEVERAGES --- 3.23%
      2,776 Coca-Cola Co                                                 128,806
                                                                        $128,806

GOLD, METALS & MINING --- 2.12%
      2,676 Alcoa Inc                                                     84,481
                                                                         $84,481

HOUSEHOLD GOODS --- 6.85%
      2,777 Procter & Gamble Co                                          272,961
                                                                        $272,961

LEISURE & ENTERTAINMENT --- 1.52%
      2,676 Walt Disney Co                                                60,586
                                                                         $60,586

MACHINERY --- 5.10%

      2,777 Caterpillar Inc                                              203,499
                                                                        $203,499

OIL & GAS --- 2.46%
      2,676 Exxon Mobil Corp                                              97,888
                                                                         $97,888

PAPER & FOREST PRODUCTS --- 2.74%
      2,776 International Paper Co                                       109,236
                                                                        $109,236

PHARMACEUTICALS --- 6.59%

      2,777 Johnson & Johnson                                            139,766
      2,777 Merck & Co Inc                                               122,882
                                                                        $262,648

PHOTOGRAPHY/IMAGING --- 1.64%

      2,676 Eastman Kodak Co                                              65,375
                                                                         $65,375

RESTAURANTS --- 1.68%

      2,676 McDonald's Corp                                               66,927
                                                                         $66,927

RETAIL --- 6.59%

      2,676 Home Depot Inc                                                99,199
      2,777 Wal-Mart Stores Inc                                          163,704
                                                                        $262,903

TELEPHONE & TELECOMMUNICATIONS --- 2.86%
      2,676 AT&T Corp                                                     49,747
      2,676 SBC Communications Inc                                        64,170
                                                                        $113,917

TOBACCO --- 3.24%

      2,776 Altria Group Inc                                             129,084
                                                                        $129,084

TOTAL COMMON STOCK --- 96.44%                                         $3,844,999
(Cost $3,308,064)

SHORT-TERM INVESTMENTS

    117,000 Fannie Mae                                                   116,994
            0.960%, November 3, 2003
25,000 United States of America (1)                                       24,965
            0.920%, December 26, 2003

TOTAL SHORT-TERM INVESTMENTS --- 3.56%                                  $141,959
(Cost $141,959)

TOTAL ORCHARD DJIA (SM) INDEX FUND --- 100%                           $3,986,958
(Cost $3,450,023)



Legend

(1)  Collateral for Futures
See Notes to Financial Statements

The Orchard Series Fund

Orchard Index 600 Fund

BONDS

DISTRIBUTORS --- 0.00%

      1,377 TIMCO Aviation Services Inc @                                      0
            Call Conv Unsecured Jr Sub Notes
            8.000% January 2, 2007

                                                                              $0

TOTAL BONDS --- 0.00%                                                        $00
(Cost $0)

COMMON STOCK

AEROSPACE & DEFENSE --- 2.22%
      3,646 AAR Corp*                                                     39,741
      4,451 Alliant Techsystems Inc*                                     230,384
      3,182 Armor Holdings Inc*                                           62,049
      3,111 Cubic Corp                                                    88,352
      1,199 Curtiss-Wright Corp                                           88,726
      2,596 DRS Technologies Inc*                                         62,460
      2,295 EDO Corp                                                      51,179
      1,887 Engineered Support Systems Inc                               127,580
      2,419 Esterline Technologies Corp*                                  53,581
      5,014 GenCorp Inc                                                   47,483
      1,981 InVision Technologies Inc*                                    53,824
      2,572 Kaman Corp Class A                                            31,378
      2,433 Mercury Computer Systems Inc*                                 52,334
      3,725 Teledyne Technologies Inc*                                    61,425
      1,854 Triumph Group Inc*                                            60,533
                                                                      $1,111,029

AGRICULTURE --- 0.48%

      4,158 Corn Products International Inc                              140,915
      4,412 Delta & Pine Land Co                                         100,858
                                                                        $241,773

AIR FREIGHT --- 0.14%
      2,444 Forward Air Corp*                                             71,072
                                                                         $71,072

AIRLINES --- 0.56%

      5,210 Atlantic Coast Airlines Holdings Inc*                         57,675
      3,994 Frontier Airlines Inc*                                        64,184
      3,600 Mesa Air Group Inc*                                           38,772
      6,698 SkyWest Inc                                                  123,846
                                                                        $284,477

AUTO PARTS & EQUIPMENT --- 0.17%
      2,945 Intermet Corp                                                 12,958
      1,712 Midas Inc*                                                    22,975
      2,238 Standard Motor Products Inc                                   24,954
      6,501 Tower Automotive Inc*                                         25,874
                                                                         $86,761

BANKS --- 5.31%

      2,615 Boston Private Financial Holdings Inc                         66,604
      6,650 Brookline Bancorp Inc*                                        98,553
      4,223 Chittenden Corp                                              135,896
      4,411 Community First Bankshares Inc                               119,759
      2,816 East West Bancorp Inc                                        138,237
      5,404 First Midwest Bancorp Inc                                    166,984
      1,663 First Republic Bank                                           59,535
      1,977 FirstFed Financial Corp*                                      88,965
      5,171 Hudson United Bancorp                                        187,656
      3,226 Irwin Financial Corp                                          90,425
      2,836 Provident Bankshares Corp                                     88,001
      6,600 Republic Bancorp Inc                                          95,832
      3,275 Riggs National Corp                                           54,070
      5,977 South Financial Group Inc                                    156,179
      3,940 Southwest Bancorp of Texas Inc                               141,485
      5,108 Sterling Bancshares Inc                                       58,742
      4,583 Susquehanna Bancshares Inc                                   114,804
      8,574 TrustCo Bank Corp NY                                         111,891
      5,208 UCBH Holdings Inc                                            185,978
      3,300 Umpqua Holdings Corp*                                         67,485
      5,088 United Bankshares Inc                                        153,912
      4,682 Whitney Holding Corp                                         177,776
      2,142 Wintrust Financial Corp                                       92,834
                                                                      $2,651,603

BIOTECHNOLOGY --- 1.72%

      3,210 ArQule Inc*                                                   16,692
      6,439 Cephalon Inc*                                                302,375
      3,460 Enzo Biochem Inc*                                             64,010
      3,978 IDEXX Laboratories Inc*                                      188,159
      6,024 Regeneron Pharmaceuticals Inc*                                83,372
      6,872 Savient Pharmaceuticals Inc*                                  41,576
      4,726 Techne Corp*                                                 164,607
                                                                        $860,791

BUILDING MATERIALS --- 0.92%
      3,156 Apogee Enterprises Inc                                        32,980
      2,246 ElkCorp                                                       57,048
      3,415 Griffon Corp*                                                 66,080
      6,773 Lennox International Inc                                     112,025
      2,877 Simpson Manufacturing Co Inc*                                128,746
      2,049 Universal Forest Products Inc                                 60,650
                                                                        $457,529

CHEMICALS --- 1.39%

      3,424 A Schulman Inc                                                65,022
      2,596 Arch Chemicals Inc                                            57,579
      2,976 Cambrex Corp                                                  70,353
      3,752 Georgia Gulf Corp                                            100,929
      3,283 HB Fuller Co                                                  81,353
      3,608 MacDermid Inc                                                107,807
      1,635 Material Sciences Corp                                        15,336
      3,260 OM Group Inc*                                                 58,354
      4,612 Omnova Solutions Inc*                                         16,188
        955 Penford Corp                                                  13,360
     10,575 PolyOne Corp                                                  51,077
      1,072 Quaker Chemical Corp                                          28,451
      3,679 Wellman Inc                                                   30,352
                                                                        $696,161

COMMUNICATIONS - EQUIPMENT --- 1.40%
     12,504 Adaptec Inc*                                                 106,409
      2,623 Audiovox Corp Class A*                                        31,476
      1,254 Bel Fuse Inc Class B                                          32,918
      2,089 Black Box Corp                                                89,952
      1,388 Brooktrout Inc*                                               19,959
      4,196 C-COR.net Corp*                                               42,296
      5,153 Cable Design Technologies Corp*                               49,675
      1,259 Concerto Software Inc*                                        15,032
      2,332 Digi International Inc*                                       21,454
      8,049 Harmonic Inc*                                                 62,460
      2,878 Inter-Tel Inc                                                 72,497
      2,316 PC-Tel Inc*                                                   23,461
      1,730 SCM Microsystems Inc*                                         14,394
      4,837 SymmetriCom Inc*                                              34,826
      1,546 Tollgrade Communications Inc*                                 24,226
      3,015 ViaSat Inc*                                                   59,184
                                                                        $700,219

COMPUTER HARDWARE & SYSTEMS --- 0.91%
      3,691 Agilysys Inc                                                  37,943
      3,456 Avid Technology Inc*                                         178,813
      2,993 Hutchinson Technology Inc*                                   100,295
      2,615 Network Equipment Technologies Inc*                           27,327
      7,282 Pinnacle Systems Inc*                                         50,610
      3,061 Rainbow Technologies Inc*                                     37,681
      1,663 SBS Technologies Inc*                                         22,816
                                                                        $455,485

COMPUTER SOFTWARE & SERVICES --- 5.56%
      1,729 ANSYS Inc*                                                    61,622
      4,869 American Management Systems Inc*                              72,061
      2,216 BARRA Inc*                                                    84,208
      3,311 CACI International Inc Class A*                              163,994
      7,302 CIBER Inc*                                                    67,324
      3,511 Captaris Inc*                                                 20,890
      1,474 Catapult Communications Corp*                                 20,091
      2,053 Concord Communications Inc*                                   36,769
      4,633 Dendrite International Inc*                                   69,958
      2,050 EPIQ Systems Inc*                                             34,645
      3,876 FactSet Research Systems Inc                                 169,149
      4,191 FileNET Corp*                                                111,984
      4,609 Hyperion Solutions Corp*                                     154,355
      3,306 JDA Software Group Inc*                                       70,781
      2,344 Kronos Inc*                                                  140,640
      2,435 MAXIMUS Inc*                                                  85,006
      1,992 MICROS Systems Inc*                                           80,656
      2,832 MRO Software Inc*                                             35,825
      3,460 Manhattan Associates Inc*                                     96,326
      3,700 Mantech International Corp                                    91,575
      1,730 MapInfo Corp*                                                 15,760
      6,463 Midway Games Inc*                                             18,355
      3,600 NYFIX Inc*                                                    28,656
      3,949 Netegrity Inc*                                                46,835
      2,797 Phoenix Technologies Ltd*                                     18,404
      3,980 Progress Software Corp*                                       87,839
      1,790 QRS Corp*                                                     18,204
      2,046 RadiSys Corp*                                                 39,999
      3,162 Roxio Inc*                                                    32,221
      4,650 SERENA Software Inc*                                          80,213
      2,010 SPSS Inc*                                                     36,582
      3,914 Systems & Computer Tech Corp*                                 57,536
      1,562 TALX Corp                                                     33,833
      4,463 THQ Inc*                                                      79,174
      4,822 Take-Two Interactive Software Inc*                           190,710
      4,297 Verity Inc*                                                   60,373
      4,850 WebEx Communications Inc*                                    107,137
      2,556 Websense Inc*                                                 59,810
      2,600 ZixIt Corp*                                                   24,437
      2,650 j2 Global Communications Inc*                                 75,048
                                                                      $2,778,985

CONGLOMERATES --- 0.25%

      1,854 Lydall Inc*                                                   22,044
      1,393 Standex International Corp                                    35,452
      4,365 Tredegar Corp                                                 68,007
                                                                        $125,503

CONTAINERS --- 0.38%

      4,176 AptarGroup Inc                                               149,501
      3,437 Myers Industries Inc                                          41,931
                                                                        $191,432

COSMETICS & PERSONAL CARE --- 0.45%
      7,704 NBTY Inc*                                                    209,934
      1,599 Nature's Sunshine Products Inc                                12,808
                                                                        $222,742

DISTRIBUTORS --- 1.16%

      2,197 Advanced Marketing Services Inc                               25,156
      2,167 Applied Industrial Technologies Inc                           48,866
      2,697 Hughes Supply Inc                                            104,239
      1,089 Lawson Products Inc                                           32,670
      1,394 Nash-Finch Co                                                 21,956
      5,305 Performance Food Group Co*                                   197,611
      2,242 United Natural Foods Inc*                                     86,721
      2,983 Watsco Inc                                                    63,866
                                                                        $581,085

ELECTRIC COMPANIES --- 0.85%
      1,833 CH Energy Group Inc                                           80,285
      1,393 Central Vermont Public Service Corp                           32,039
      5,457 Cleco Corp                                                    91,405
      5,544 El Paso Electric Co*                                          67,304
        591 Green Mountain Power Corp                                     13,422
      1,689 UIL Holdings Corp                                             63,439
      3,878 UniSource Energy Corp                                         74,845
                                                                        $422,739

ELECTRONIC INSTRUMENT & EQUIP --- 6.11%
      3,360 AO Smith Corp                                                106,344
      4,822 Acuity Brands Inc                                            103,673
      4,169 Anixter International Inc*                                    99,556
      4,470 Artesyn Technologies Inc*                                     36,788
      1,666 BEI Technologies Inc                                          30,838
      3,768 Baldor Electric Co                                            80,258
      2,915 Belden Inc                                                    54,656
      2,903 Bell Microproducts Inc*                                       24,501
      2,869 Benchmark Electronics Inc*                                   139,778
      2,673 Brady Corp Class A                                            94,357
      2,957 C&D Technologies Inc                                          58,933
      3,991 CTS Corp                                                      44,180
      3,772 Checkpoint Systems Inc*                                       71,064
      4,990 Cognex Corp                                                  133,982
      3,460 Coherent Inc*                                                 79,580
      3,226 Electro Scientific Industries Inc*                            79,231
      2,498 Global Imaging Systems Inc*                                   72,567
      3,721 Harman International Industries Inc                          477,056
      1,923 Intermagnetics General Corp*                                  45,267
      2,374 Itron Inc*                                                    48,643
      1,786 Keithley Instruments Inc                                      28,808
      2,720 MagneTek Inc*                                                 16,565
      4,073 Methode Electronics Inc Class A                               48,509
      2,299 Park Electrochemical Corp                                     56,326
      4,510 Paxar Corp*                                                   54,030
      1,875 Photon Dynamics Inc*                                          70,913
      1,654 Planar Systems Inc*                                           38,274
      3,202 Radiant Systems Inc*                                          21,325
      2,873 Regal-Beloit Corp                                             58,466
      1,894 Rogers Corp*                                                  75,722
      3,650 Roper Industries Inc                                         180,383
      4,622 Technitrol Inc*                                              100,760
      3,766 Trimble Navigation Ltd*                                      104,130
      3,386 Veeco Instruments Inc*                                        85,801
      4,795 Vicor Corp*                                                   48,621
      2,550 Wilson Greatbatch Technologies Inc*                           96,135
      1,294 Woodward Governor Co                                          59,860
      2,341 X-Rite Inc                                                    25,470
                                                                      $3,051,350

ELECTRONICS - SEMICONDUCTOR --- 4.47%
      3,591 ATMI Inc*                                                     82,557
      2,893 Actel Corp                                                    78,053
      3,716 Advanced Energy Industries Inc*                               84,836
      7,609 Aeroflex Inc*                                                 70,612
      4,036 Alliance Semiconductor Corp*                                  31,077
     17,106 Alpha Industries Inc*                                        146,769
     11,407 Axcelis Technologies Inc*                                    120,686
      4,268 Brooks Automation Inc*                                       106,487
      2,463 Cohu Inc                                                      49,432
      4,063 Cymer Inc*                                                   185,517
      3,266 DSP Group Inc*                                                77,992
      2,074 DuPont Photomasks Inc*                                        48,075
      4,446 ESS Technology Inc*                                           61,710
      4,690 Exar Corp*                                                    75,462
      3,826 FEI Company*                                                  90,868
      3,020 Helix Technology Corp                                         54,209
      8,010 Kopin Corp*                                                   58,713
      5,756 Kulicke & Soffa Industries Inc*                               84,498
      3,335 Microsemi Corp*                                               69,035
      2,947 Pericom Semiconductor Corp*                                   33,566
      3,690 Photronics Inc*                                               79,483
      3,413 Power Integrations Inc*                                      118,841
      1,912 Rudolph Technologies Inc*                                     49,999
      1,960 Standard Microsystems Corp*                                   58,800
      1,466 Supertex Inc*                                                 27,488
      2,453 Three-Five Systems Inc*                                       11,382
      2,664 Ultratech Stepper Inc*                                        83,143
      3,969 Varian Semiconductor Equipment Associates Inc*               191,901
                                                                      $2,231,191

ENGINEERING & CONSTRUCTION --- 1.04%
        707 Butler Manufacturing Co                                       12,549
      1,754 EMCOR Group Inc*                                              66,108
      3,325 Florida Rock Industries Inc                                  190,356
      3,063 Insituform Technologies Inc Class A*                          43,801
      4,315 Shaw Group Inc*                                               58,900
      2,447 Texas Industries Inc                                          66,485
      3,743 URS Corp*                                                     81,934
                                                                        $520,133

FINANCIAL SERVICES --- 3.05%
      2,721 Anchor Bancorp Wisconsin Inc                                  67,753
      5,068 Commercial Federal Corp                                      130,450
      2,960 Dime Community Bancshares                                     82,525
      3,261 Downey Financial Corp                                        149,680
      2,157 Financial Federal Corp*                                       72,367
      4,616 First BanCorp                                                153,713
      6,974 Flagstar Bancorp Inc                                         155,520
      8,756 Fremont General Corp                                         145,612
      3,006 MAF Bancorp Inc                                              126,012
      4,010 New Century Financial Corp                                   148,691
      3,015 Seacoast Financial Services Corp                              77,214
      6,754 Staten Island Bancorp Inc                                    134,607
      3,870 Waypoint Financial Corp                                       80,573
                                                                      $1,524,717

FOOD & BEVERAGES --- 1.01%
      2,063 American Italian Pasta Co Class A*                            78,889
      5,213 Flowers Foods Inc                                            123,704
      3,906 Hain Celestial Group Inc*                                     82,417
      2,211 International Multifoods Corp*                                49,327
      1,009 J&J Snack Foods Corp*                                         36,011
      3,347 Lance Inc                                                     43,344
      3,361 Ralcorp Holdings Inc*                                         92,428
                                                                        $506,120

GOLD, METALS & MINING --- 1.16%
      1,780 AM Castle & Co*                                                9,256
      1,894 Brush Engineered Materials Inc*                               24,111
      2,395 Century Aluminum Co*                                          39,422
      1,187 Cleveland-Cliffs Inc*                                         35,610
      3,230 Commercial Metals Co                                          79,716
      1,828 Commonwealth Industries Inc                                   12,522
      1,770 IMCO Recycling Inc*                                           13,310
      8,712 Massey Energy Co                                             121,097
      1,846 Quanex Corp                                                   73,932
      2,381 RTI International Metals Inc*                                 28,596
      2,860 Ryerson Tull Inc                                              23,052
      5,495 Steel Dynamics Inc*                                          102,372
      1,120 Steel Technologies Inc                                        17,259
                                                                        $580,255

HARDWARE & TOOLS --- 0.13%
      1,936 WD-40 Co                                                      62,823
                                                                         $62,823

HEALTH CARE RELATED --- 5.57%
      2,730 AMERIGROUP Corp*                                             114,169
      5,533 Accredo Health Inc*                                          176,835
      2,312 AmSurg Corp*                                                  83,209
      1,800 American Healthcorp Inc*                                      74,610
      1,585 Analogic Corp                                                 69,169
      1,782 Biosite Diagnostics Inc*                                      45,976
      2,250 Centene Corp*                                                 68,873
      4,067 Cerner Corp*                                                 172,319
      3,700 Cross Country Healthcare Inc*                                 51,393
      2,268 Cryolife Inc*                                                 13,857
      1,445 Curative Health Services Inc*                                 20,649
      7,477 Hooper Holmes Inc                                             38,955
      3,095 Integra LifeSciences Holdings*                               104,425
      5,601 Mid Atlantic Medical Services Inc*                           327,098
      4,035 NDCHealth Corp                                               106,484
      4,175 Odyssey Healthcare Inc*                                      115,815
      5,807 Orthodontic Centers of America Inc*                           51,334
      3,916 Owens & Minor Inc                                             79,651
      2,967 PAREXEL International Corp*                                   49,608
      2,673 Pediatrix Medical Group Inc*                                 142,872
      6,444 Pharmaceutical Product Development Inc*                      193,771
      5,018 Priority Healthcare Corp*                                    108,539
      5,616 Province Healthcare Co*                                       72,109
      1,855 RehabCare Group Inc*                                          28,975
      5,691 Renal Care Group Inc*                                        213,469
      3,297 Sierra Health Services Inc*                                   76,787
      2,454 Sunrise Senior Living Inc*                                    70,921
      9,922 US Oncology Inc*                                             108,547
                                                                      $2,780,419

HOMEBUILDING --- 2.40%

      6,607 Champion Enterprises Inc*                                     46,910
      4,111 Fleetwood Enterprises Inc*                                    41,439
      3,379 MDC Holdings Inc                                             227,474
        841 NVR Inc*                                                     411,585
      2,875 Ryland Group Inc                                             255,588
        953 Skyline Corp                                                  32,831
      3,794 Standard Pacific Corp                                        181,543
                                                                      $1,197,370

HOTELS/MOTELS --- 0.20%

      3,404 Marcus Corp                                                   50,890
      5,156 Prime Hospitality Corp*                                       46,920
                                                                         $97,810

HOUSEHOLD GOODS --- 1.47%
      1,697 AT Cross Co Class A*                                          10,437
      2,721 Applica Inc*                                                  20,081
      1,331 Bassett Furniture Industries Inc                              20,910
      1,475 Department 56 Inc*                                            20,724
      1,585 Enesco Group Inc*                                             15,549
      4,302 Ethan Allen Interiors Inc                                    158,314
      3,408 Fedders Corp                                                  19,937
      5,923 Interface Inc*                                                32,873
      6,295 La-Z-Boy Inc                                                 127,159
      1,568 Libbey Inc                                                    41,693
        777 National Presto Industries Inc                                26,962
      2,391 Russ Berrie & Co Inc                                          85,717
      1,290 Salton Inc*                                                   13,777
      2,834 Toro Co                                                      140,850
                                                                        $734,983

INSURANCE RELATED --- 1.87%
      2,370 Delphi Financial Group Inc Class A                           119,377
      3,935 Hilb Rogal & Hamilton Co                                     118,129
      2,156 LandAmerica Financial Group Inc                              107,822
      2,519 Philadelphia Consolidated Holding Corp*                      118,771
      3,366 Presidential Life Corp                                        51,702
      2,927 RLI Corp                                                      98,347
      1,099 SCPIE Holdings Inc                                            14,782
      3,129 Selective Insurance Group Inc                                 96,060
      2,087 Stewart Information Services Corp*                            65,010
      5,360 UICI*                                                         80,186
      2,155 Zenith National Insurance Corp                                66,159
                                                                        $936,345

INVESTMENT BANK/BROKERAGE FIRM --- 0.94%
      6,340 Jefferies Group Inc                                          196,540
      5,613 Raymond James Financial Inc                                  228,954
      1,946 SWS Group Inc                                                 42,228
                                                                        $467,722

LEISURE & ENTERTAINMENT --- 3.09%
      1,536 4Kids Entertainment Inc*                                      37,555
      2,068 Action Performance Cos Inc                                    42,353
      2,514 Arctic Cat Inc                                                56,615
      3,382 Argosy Gaming Corp*                                           80,492
      4,002 Aztar Corp*                                                   83,562
      3,918 Bally Total Fitness*                                          26,094
      1,789 Coachmen Industries Inc                                       27,891
      1,794 Huffy Corp*                                                   10,674
      2,835 JAKKS Pacific Inc*                                            36,855
      3,134 K2 Inc*                                                       51,993
      2,265 Meade Instruments Corp*                                        8,494
      3,376 Monaco Coach Corp*                                            81,328
      3,769 Nautilus Group Inc                                            58,834
      2,956 Pinnacle Entertainment Inc*                                   25,865
      2,514 Polaris Industries Inc                                       215,198
      5,465 SCP Pool Corp*                                               191,275
      1,915 Shuffle Master Inc*                                           58,293
      3,080 Sturm Ruger & Co Inc                                          34,958
      3,335 Thor Industries Inc                                          213,840
      3,479 WMS Industries Inc*                                           80,469
      2,106 Winnebago Industries Inc                                     122,780
                                                                      $1,545,418

MACHINERY --- 4.19%

      3,808 Albany International Corp Class A                            117,667
      2,233 Astec Industries Inc*                                         28,404
      2,589 Barnes Group Inc                                              75,547
      2,491 Briggs & Stratton Corp                                       161,940
      2,884 CLARCOR Inc                                                  117,235
      1,947 CUNO Inc*                                                     77,685
      2,436 Dionex Corp*                                                 103,627
      1,872 Gardner Denver Inc*                                           38,676
      3,794 IDEX Corp                                                    141,061
      4,926 JLG Industries Inc                                            58,816
      3,263 Kaydon Corp                                                   77,562
      1,343 Lindsay Manufacturing Co                                      31,144
      3,076 Manitowoc Co Inc                                              66,749
      3,880 Milacron Inc                                                   9,273
      3,947 Mueller Industries Inc*                                      124,567
      3,944 Oshkosh Truck Corp                                           180,754
      3,661 Reliance Steel & Aluminum Co                                 105,071
      1,643 Robbins & Myers Inc                                           34,667
      1,492 SPS Technologies Inc*                                         73,585
      3,274 Stewart & Stevenson Services Inc                              54,741
      1,974 Thomas Industries Inc                                         59,615
      9,859 Timken Co                                                    165,434
      2,723 Valmont Industries Inc                                        56,638
      2,963 Wabash National Corp*                                         68,356
      3,149 Watts Water Technologies Inc                                  55,926
      1,399 Wolverine Tube Inc*                                            7,121
                                                                      $2,091,861

MANUFACTURING --- 0.16%

      4,817 Maverick Tube Corp*                                           81,359
                                                                         $81,359

MEDICAL PRODUCTS --- 4.06%
      3,334 Advanced Medical Optics Inc*                                  67,247
      3,783 American Medical Systems Holdings Inc*                       75,660
      2,375 ArthroCare Corp*                                              53,081
      3,362 CONMED Corp*                                                  68,417
      3,631 Cooper Cos Inc                                               157,767
      1,722 Datascope Corp                                                57,325
      3,320 Diagnostic Products Corp                                     135,522
      2,766 Haemonetics Corp*                                             63,784
      2,245 Hologic Inc*                                                  30,532
      1,560 ICU Medical Inc*                                              52,712
      2,701 Inamed Corp*                                                 233,285
      3,565 Invacare Corp                                                146,236
      5,376 Mentor Corp                                                  108,864
      1,976 Osteotech Inc*                                                15,986
      2,852 PolyMedica Corp                                               84,134
      2,028 Possis Medical Inc*                                           33,016
      3,836 ResMed Inc*                                                  160,230
      3,975 Respironics Inc*                                             165,718
      2,872 Sola International Inc*                                       49,255
      2,025 SurModics Inc*                                                42,545
      4,425 Sybron Dental Specialties Inc*                               101,775
      3,449 Theragenics Corp*                                             15,348
      3,484 Viasys Healthcare Inc*                                        62,886
      1,514 Vital Signs Inc                                               45,920
                                                                      $2,027,245

OFFICE EQUIPMENT & SUPPLIES --- 0.66%
      2,524 Gerber Scientific Inc*                                        19,940
      1,967 Imagistics International Inc*                                 63,239
      1,511 New England Business Service Inc                              43,970
      3,281 Standard Register Co                                          57,746
      3,840 United Stationers Inc*                                       142,886
                                                                        $327,781

OIL & GAS --- 4.71%
      1,611 Atwood Oceanics Inc*                                          41,709
      1,827 CARBO Ceramics Inc                                            76,734
      3,701 Cabot Oil & Gas Corp Class A                                  94,561
      4,345 Cal Dive International Inc*                                   90,072
      4,815 Cimarex Energy Co*                                            98,467
      1,989 Dril-Quip Inc*                                                29,835
      4,910 Evergreen Resources Inc*                                     134,632
      3,012 Frontier Oil Corp                                             48,192
      2,619 Hydril Co*                                                    61,416
      5,918 Input/Output Inc*                                             24,323
      3,265 Lone Star Technologies Inc*                                   45,449
      6,466 Newfield Exploration Co*                                     256,894
      2,220 Nuevo Energy Co*                                              43,690
      2,801 Oceaneering International Inc*                                64,591
      2,622 Offshore Logistics Inc*                                       57,160
      3,911 Patina Oil & Gas Corp                                        164,966
      2,689 Plains Resources Inc*                                         35,629
      1,476 Prima Energy Corp*                                            41,062
      3,085 Remington Oil & Gas Corp*                                     55,067
      2,202 SEACOR SMIT Inc*                                              84,381
      3,822 Spinnaker Exploration Co*                                     97,805
      3,267 St Mary Land & Exploration Co                                 85,269
      3,052 Stone Energy Corp*                                           110,299
      3,155 Swift Energy Co*                                              43,855
      2,506 TETRA Technologies Inc*                                       56,661
      5,284 Tom Brown Inc*                                               142,774
      5,043 Unit Corp*                                                    97,784
      3,851 Veritas DGC Inc*                                              34,120
      7,415 Vintage Petroleum Inc                                         85,643
      3,136 W-H Energy Services Inc*                                      49,172
                                                                      $2,352,212

PAPER & FOREST PRODUCTS --- 0.48%
      4,243 Buckeye Technologies Inc*                                     38,229
      3,186 Caraustar Industries Inc*                                     30,617
      1,781 Chesapeake Corp                                               43,456
      1,373 Deltic Timber Corp                                            39,309
      1,804 Pope & Talbot Inc                                             25,851
      4,004 Rock-Tenn Co Class A                                          64,464
                                                                        $241,926

PERSONAL LOANS --- 0.12%
      3,185 Cash America International Inc                                60,802
                                                                         $60,802

PHARMACEUTICALS --- 1.11%

      5,961 Alpharma Inc Class A                                         108,490
      1,687 CIMA Labs Inc*                                                52,972
      2,775 Duane Reade Inc*                                              38,156
      3,471 MGI Pharma Inc*                                              130,371
      3,142 Medicis Pharmaceutical Corp Class A                          199,046
      2,591 Noven Pharmaceuticals Inc*                                    26,143
                                                                        $555,178

PHOTOGRAPHY/IMAGING --- 0.32%

      3,190 Concord Camera Corp*                                          40,960
      3,814 Flir Systems Inc*                                            119,226
                                                                        $160,186

POLLUTION CONTROL --- 0.35%
      2,051 Ionics Inc*                                                   58,433
      3,316 Waste Connections Inc*                                       114,999
                                                                        $173,432

PRINTING & PUBLISHING --- 0.54%
      3,887 Bowne & Co Inc                                                58,305
      1,559 Consolidated Graphics Inc*                                    43,106
      2,433 Information Holdings Inc*                                     54,548
      3,249 John H Harland Co                                             88,470
      1,656 Thomas Nelson Inc                                             26,248
                                                                        $270,677

RAILROADS --- 0.19%

      7,099 Kansas City Southern*                                         93,920
                                                                         $93,920

REAL ESTATE --- 1.84%
      3,679 Capital Automotive REIT                                      114,454
      2,986 Colonial Properties Trust REIT                               110,482
      2,616 Essex Property Trust REIT                                    156,646
      3,189 Gables Residential Trust REIT                                102,622
      3,218 Glenborough Realty Trust Inc REIT                             62,751
      3,198 Kilroy Realty Corp REIT                                       92,422
      4,650 Lexington Corp Properties Trust REIT                          89,187
      5,222 Shurgard Storage Centers Inc REIT                            189,036
                                                                        $917,600

RESTAURANTS --- 2.53%

      3,011 CEC Entertainment Inc*                                       147,238
      2,482 IHOP Corp                                                     92,082
      4,139 Jack In The Box Inc*                                          75,288
      3,174 Landry's Seafood Restaurants Inc                              79,445
      2,422 Lone Star Steakhouse & Saloon Inc                             52,969
      2,408 O'Charley's Inc*                                              40,575
      2,924 PF Changs China Bistro Inc*                                  142,516
      3,474 Panera Bread Co Class A*                                     139,759
      2,081 Papa John's International Inc*                                54,751
      3,876 Rare Hospitality International Inc*                           96,125
      4,831 Ryan's Family Steak Houses Inc*                               67,344
      4,485 Sonic Corp*                                                  124,728
      3,096 Steak N Shake Co*                                             53,561
      9,370 Triarc Cos Inc                                                99,884
                                                                      $1,266,265

RETAIL --- 7.34%

      3,775 Aaron Rents Inc                                               82,673
      5,128 AnnTaylor Stores Corp*                                       183,582
      1,516 Building Materials Holding Corp                               21,436
      5,144 Burlington Coat Factory Warehouse Corp                       110,339
      5,733 Casey's General Stores Inc                                    88,862
      2,353 Cato Corp Class A                                             49,648
      3,076 Children's Place*                                             92,588
      4,306 Christopher & Banks Corp                                     125,735
      2,477 Cost Plus Inc*                                               113,620
      3,339 Dress Barn Inc*                                               46,746
      2,900 Electronics Boutique Holdings Corp*                           82,505
      2,322 Footstar Inc*                                                 14,513
      4,495 Freds Inc                                                    169,372
      2,520 Genesco Inc*                                                  42,462
      3,758 Goody's Family Clothing Inc                                   39,609
      4,434 Great Atlantic & Pacific Tea Co Inc*                          27,713
      2,616 Group 1 Automotive Inc*                                       92,685
      2,700 Guitar Center Inc                                             87,885
      3,385 Gymboree Corp*                                                55,853
      2,141 Hancock Fabrics Inc                                           31,922
      2,539 Haverty Furniture Inc                                         52,684
      5,484 Hot Topic Inc*                                               157,446
      5,326 Insight Enterprises Inc*                                      89,583
      2,256 J Jill Group Inc*                                             27,456
      2,345 Jo-Ann Stores Inc Class A*                                    70,373
      5,132 Linens 'n Things Inc*                                        151,497
      4,564 Men's Wearhouse Inc*                                         134,455
      3,750 Movie Gallery Inc*                                            77,550
      8,964 Pacific Sunwear of California Inc*                           206,979
      6,241 Pep Boys - Manny Moe & Jack                                  120,014
      5,003 Regis Corp                                                   190,214
      2,172 School Specialty Inc*                                         60,555
      3,340 ShopKo Stores Inc*                                            51,703
      4,774 Stein Mart Inc*                                               34,325
      2,507 TBC Corp*                                                     68,165
      3,962 Too Inc*                                                      65,373
      4,290 Tractor Supply Co*                                           179,794
      1,691 Ultimate Electronics Inc*                                     15,202
      4,500 Urban Outfitters Inc*                                        150,120
      3,392 Wet Seal Inc Class A*                                         37,278
      3,185 Zale Corp*                                                   164,856
                                                                      $3,665,370

SAVINGS & LOANS --- 0.15%
      3,408 BankUnited Financial Corp*                                    75,351
                                                                         $75,351

SHOES --- 0.62%

      2,065 Brown Shoe Co Inc                                             71,449
      2,059 K-Swiss Inc                                                   90,472
      4,531 Stride Rite Corp                                              54,599
      4,615 Wolverine World Wide Inc                                      93,223
                                                                        $309,743

SPECIALIZED SERVICES --- 4.38%
      5,679 ABM Industries Inc                                            88,365
      2,335 ADVO Inc*                                                    104,678
      3,037 Administaff Inc*                                              35,168
      1,011 Angelica Corp                                                 20,827
      3,482 Arbitron Inc*                                                137,539
      2,245 CDI Corp                                                      73,524
        916 CPI Corp                                                      18,054
      2,711 Carreker Corp*                                                26,432
      4,168 Central Parking Corp                                          50,308
      2,485 Coinstar Inc*                                                 36,405
      2,411 G&K Services Inc Class A                                      79,563
      4,300 Global Payments Inc                                          179,095
      2,111 Heidrick & Struggles International Inc*                       41,692
      5,186 ITT Educational Services Inc*                                258,263
      1,330 Insurance Auto Auctions Inc*                                  17,411
      4,823 Kroll Inc*                                                   112,183
      4,601 Labor Ready Inc*                                              50,013
      1,394 MemberWorks Inc*                                              40,259
      1,654 Mobile Mini Inc*                                              34,883
      3,005 NCO Group Inc*                                                71,519
      2,899 On Assignment Inc*                                            15,162
      7,079 PRG-Schultz International Inc*                                33,625
      2,876 Pegasus Solutions Inc*                                        31,406
      2,022 Pre-Paid Legal Services Inc*                                  54,918
      1,134 Roto-Rooter Inc                                               40,030
      1,859 SOURCECORP Inc*                                               43,556
      6,842 Spherion Corp*                                                59,525
      1,673 StarTek Inc                                                   55,560
      6,232 Tetra Tech Inc*                                              140,095
      1,762 Volt Information Sciences Inc*                                30,835
      3,817 Watson Wyatt & Co Holdings*                                   91,799
      5,382 eFunds Corp*                                                  86,166
      2,600 iDine Rewards Network Inc*                                    28,392
                                                                      $2,187,250

TELEPHONE & TELECOMMUNICATIONS --- 0.41%
      2,064 Boston Communications Group Inc*                              19,443
      2,750 Commonwealth Telephone Enterprises Inc*                      112,090
      6,433 General Communication Inc Class A*                            63,429
      2,831 Metro One Telecommunications*                                  7,474
                                                                        $202,436

TEXTILES --- 1.24%

      1,463 Ashworth Inc*                                                 12,304
      5,412 Fossil Inc*                                                  146,124
        756 Haggar Corp                                                   12,020
      3,055 Kellwood Co                                                  114,165
      1,357 OshKosh B'Gosh Inc Class A                                    29,257
        960 Oxford Industries Inc                                         65,760
      3,504 Phillips-Van Heusen Corp                                      60,059
      6,364 Quiksilver Inc*                                              109,270
      3,721 Russell Corp                                                  68,020
                                                                        $616,979

TOBACCO --- 0.17%

      5,146 DIMON Inc                                                     37,051
      1,714 Schweitzer-Mauduit International Inc                          45,592
                                                                         $82,643

TRANSPORTATION --- 1.79%

      2,891 Arkansas Best Corp                                            95,721
      5,761 Heartland Express Inc                                        143,103
      2,820 Kirby Corp*                                                   82,852
      4,334 Knight Transportation Inc*                                   109,087
      1,785 Landstar System Inc*                                         130,376
      2,301 Roadway Corp                                                 117,926
      3,161 USF Corp                                                     100,899
      3,441 Yellow Corp*                                                 113,037
                                                                        $893,001

UNIT INVESTMENT TRUST --- 1.24%
      4,870 iShares S&P SmallCap 600 Index Fund                          620,997
                                                                        $620,997

UTILITIES --- 2.68%

      5,815 Atmos Energy Corp                                            142,468
      5,549 Avista Corp                                                   94,333
      1,267 Cascade Natural Gas Corp                                      24,707
      4,192 Energen Corp                                                 154,559
      2,215 Laclede Group Inc                                             62,795
      1,818 NUI Corp                                                      31,033
      3,131 New Jersey Resources Corp                                    118,508
      2,999 Northwest Natural Gas Co                                      86,971
      3,865 Piedmont Natural Gas Co Inc                                  153,556
      8,428 Southern Union Co*                                           148,417
      3,929 Southwest Gas Corp                                            88,717
      4,128 Southwestern Energy Co*                                       80,083
      4,962 UGI Corp                                                     152,830
                                                                      $1,338,977

WATER --- 0.09%

      1,776 American States Water Co                                      43,512
                                                                         $43,512

TOTAL COMMON STOCK --- 97.75%                                        $48,832,745
(Cost $43,712,945)

SHORT-TERM INVESTMENTS

    950,000 Fannie Mae                                                   949,950
            0.960%, November 3,
2003

    175,000 United States of America (1)                                 174,750
            0.920%, December 26, 2003

TOTAL SHORT-TERM INVESTMENTS --- 2.25%                                $1,124,700
(Cost $1,124,700)

TOTAL ORCHARD INDEX 600 FUND --- 100%                                $49,957,445
(Cost $44,837,645)



Legend

@ Security has no market value at October 31, 2003.

(1)  Collateral for Futures
*  Non-Income Producing Security
See Notes to Financial Statements

The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

AGENCY --- 100.0%

    350,000 Fannie Mae                                                   349,838
               1.060%, November 17, 2003
    400,000 Fannie Mae                                                   399,459
               1.100%m December 16, 2003
    350,000 Fannie Mae                                                   349,260
               1.120%, January 9, 2004
    210,000 Fannie Mae                                                   209,578
               1.100%, January 7, 2004
    156,000 Fannie Mae                                                   155,992
               0.960%, November 3, 2003
    200,000 Fannie Mae                                                   199,140
               1.150%, March 17, 2004
    250,000 Fannie Mae                                                   249,893
               1.200%, November 14, 2003
    207,000 Fannie Mae                                                   205,982
               1.140%, April 7, 2004
    400,000 Federal Home Loan Bank                                       399,231
               1.050%, January 7, 2004
    220,000 Federal Home Loan Bank                                       218,812
               1.150%, April 21, 2004
    134,000 Freddie Mac                                                  133,868
               1.060%, December 5, 2003
    123,000 Freddie Mac                                                  122,883
               1.060%, December 4, 2003
    200,000 Freddie Mac                                                  199,625
               1.140, December 31, 2003
    300,000 Freddie Mac                                                  299,318
               1.110%, January 15, 2004
    101,000 Freddie Mac                                                  100,589
               1.130%, March 12, 2004
    290,000 Sallie Mae                                                   289,983
               1.010%, November 3, 2003

TOTAL SHORT-TERM INVESTMENTS --- 100.00%                              $3,883,451
(Cost $3,883,451)

TOTAL ORCHARD MONEY MARKET FUND --- 100%                              $3,883,451
(Cost $3,883,451)



Legend

See Notes to Financial Statements

The Orchard Series Fund

Orchard Nasdaq - 100 Index (R) Fund

COMMON STOCK

AIR FREIGHT --- 0.30%
        922 Expeditors International of Washington Inc                    34,612
                                                                         $34,612

AIRLINES --- 0.25%

        555 Ryanair Holdings PLC*                                         28,583
                                                                         $28,583

AUTO PARTS & EQUIPMENT --- 0.24%
        713 Gentex Corp                                                   27,843
                                                                         $27,843

BIOTECHNOLOGY --- 8.33%

      5,425 Amgen Inc*                                                   335,048
      1,665 Biogen Inc*                                                   67,383
        464 Cephalon Inc*                                                 21,789
      2,364 Chiron Corp*                                                 129,145
      2,512 Genzyme Corp*                                                115,301
      1,799 Gilead Sciences Inc*                                          98,189
      1,145 Human Genome Sciences Inc*                                    15,927
      1,525 IDEC Pharmaceuticals Corp*                                    53,573
        430 Invitrogen Corp*                                              27,344
      2,370 MedImmune Inc*                                                63,184
      2,898 Millennium Pharmaceuticals Inc*                               46,136
                                                                        $973,019

BROADCAST/MEDIA --- 3.55%

      8,513 Comcast Corp*                                                288,761
      2,298 EchoStar Communications Corp                    Class A*      88,059
      1,813 PanAmSat Corp*                                                37,529
                                                                        $414,349

CHEMICALS --- 0.49%

        538 ICOS Corp*                                                    25,135
        619 Sigma-Aldrich Corp                                            32,467
                                                                         $57,602

COMMUNICATIONS - EQUIPMENT --- 8.55%
      9,002 ADC Telecommunications Inc*                                   22,955
     22,320 Cisco Systems Inc*                                           468,274
      1,750 Comverse Technology Inc*                                      31,570
     14,422 JDS Uniphase Corp*                                            51,198
      8,599 QUALCOMM Inc                                                 408,453
      2,105 Tellabs Inc*                                                  15,851
                                                                        $998,302

COMPUTER HARDWARE & SYSTEMS --- 5.02%
      4,448 Apple Computer Inc*                                          101,815
      2,314 Brocade Communications Systems Inc*                           15,157
      8,471 Dell Inc*                                                    305,973
      3,213 Network Appliance Inc*                                       79,297
        494 Pixar Inc*                                                    33,992
     12,626 Sun Microsystems Inc*                                         49,999
                                                                        $586,233

COMPUTER SOFTWARE & SERVICES --- 25.39%
      2,061 Adobe Systems Inc                                             90,354
      3,307 BEA Systems Inc*                                              45,967
      2,173 Check Point Software Technologies Ltd*                        36,919
      1,742 Citrix Systems Inc*                                           44,038
      2,079 Compuware Corp*                                               11,684
      1,356 Electronic Arts Inc*                                         134,298
      2,183 Fiserv Inc*                                                   77,104
      6,802 InterActiveCorp*                                             249,701
      2,324 Intuit Inc*                                                  116,154
      2,253 Juniper Networks Inc*                                         40,531
        850 Mercury Interactive Corp*                                     39,474
     33,386 Microsoft Corp                                               873,044
     19,583 Oracle Corp*                                                 234,213
      3,232 Paychex Inc                                                  125,789
      4,589 PeopleSoft Inc*                                               95,268
      5,162 Siebel Systems Inc*                                           64,990
      1,448 Symantec Corp*                                                96,509
      1,254 Synopsys Inc*                                                 39,777
      4,175 VERITAS Software Corp*                                       150,926
      2,031 VeriSign Inc*                                                 32,232
      2,849 Yahoo! Inc*                                                  124,501
      4,321 eBay Inc*                                                    241,717
                                                                      $2,965,190

CONTAINERS --- 0.28%

      2,120 Smurfit - Stone Container Corp                                32,860
                                                                         $32,860

DISTRIBUTORS --- 0.25%

        664 Fastenal Co                                                   29,528
                                                                         $29,528

ELECTRONIC INSTRUMENT & EQUIP --- 2.20%
      1,772 American Power Conversion Corp                                35,848
      5,002 Flextronics International Ltd*                                70,028
      1,537 Microchip Technology Inc                                      50,275
        894 Molex Inc                                                     28,063
      1,873 RF Micro Devices Inc*                                         21,933
      4,798 Sanmina Corp*                                                 50,619
                                                                        $256,766

ELECTRONICS - SEMICONDUCTOR --- 15.05%
      4,836 Altera Corp*                                                  97,832
      7,699 Applied Materials Inc*                                       179,926
      1,858 Broadcom Corp Class A*                                        59,363
     20,418 Intel Corp                                                   674,815
      2,080 KLA-Tencor Corp*                                             119,246
      3,778 Linear Technology Corp                                       160,981
      4,104 Maxim Integrated Products Inc                                204,010
      1,549 NVIDIA Corp*                                                  27,386
      1,398 Novellus Systems Inc*                                         57,723
        872 QLogic Corp*                                                  48,876
      4,039 Xilinx Inc*                                                  128,036
                                                                      $1,758,194

HEALTH CARE RELATED --- 1.28%
        634 Express Scripts Inc Class A*                                  34,819
        872 First Health Group Corp*                                      21,286
        366 Henry Schein Inc*                                             22,710
        845 Lincare Holdings Inc*                                         32,904
        595 Patterson Dental Co*                                          38,068
                                                                        $149,787

HEAVY TRUCKS & PARTS --- 0.81%
      1,193 PACCAR Inc                                                    94,199
                                                                         $94,199

MEDICAL PRODUCTS --- 1.22%
      3,118 Biomet Inc                                                   111,811
        695 Dentsply International Inc                                    30,712
                                                                        $142,523

OIL & GAS --- 0.18%
        742 Patterson-UTI Energy Inc*                                     21,214
                                                                         $21,214

PHARMACEUTICALS --- 0.85%

      1,746 Teva Pharmaceutical Industries Ltd sponsored ADR              99,330
                                                                         $99,330

RESTAURANTS --- 1.32%

      4,862 Starbucks Corp*                                              153,639
                                                                        $153,639

RETAIL --- 5.31%

      2,396 Amazon.com Inc*                                              130,390
      3,591 Bed Bath & Beyond Inc*                                       151,684
        771 CDW Corp                                                      46,299
      2,176 Costco Wholesale Corp*                                        76,965
        985 Dollar Tree Stores Inc*                                       37,607
      1,252 Petsmart Inc*                                                 32,064
        691 Ross Stores Inc                                               34,557
      2,959 Staples Inc*                                                  79,360
        526 Whole Foods Market Inc*                                       31,160
                                                                        $620,086

SPECIALIZED SERVICES --- 1.98%
      1,612 Apollo Group Inc*                                            102,410
        1,836  Cintas Corp
78,324

        748 Lamar Advertising Co*                                         22,664
      1,083 Monster Worldwide Inc*                                        27,584
                                                                        $230,982

TELEPHONE & TELECOMMUNICATIONS --- 2.98%
      5,000 CIENA Corp*                                                   32,050
     12,265 Nextel Communications Inc*                                   296,813
      1,147 Telefonaktiebolaget LM Ericsson*                              19,591
                                                                        $348,454

TRANSPORTATION --- 0.25%

        743 CH Robinson Worldwide Inc                                     29,111
                                                                         $29,111

UNIT INVESTMENT TRUST --- 2.54%
      8,445 Nasdaq-100 Shares*                                           297,095
                                                                        $297,095

TOTAL COMMON STOCK --- 88.62%                                         $10,349,50
(Cost $9,346,999)

SHORT-TERM INVESTMENTS

    880,000 Fannie Mae                                                   879,954
            0.960%, November 3, 2003
    450,000 United States of America (1)                                 449,365
            0.920%, December 26, 2003

TOTAL SHORT-TERM INVESTMENTS --- 11.38%                               $1,329,319
(Cost $1,329,319)

TOTAL ORCHARD NASDAQ - 100 INDEX (R) FUND --- 100%                   $11,678,819
(Cost $10,676,318)



Legend

(1)  Collateral for Futures
ADR - American Depository Receipt
*  Non-income Producing Security
See Notes to Financial Statements

The Orchard Series Fund

Orchard S&P 500 Index (R) Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 1.76%
     18,746 Boeing Co                                                    721,534
      4,445 General Dynamics Corp                                        372,047
      2,634 Goodrich Corp                                                 72,751
     19,151 Honeywell International Inc                                  586,212
     10,040 Lockheed Martin Corp                                         465,454
      4,142 Northrop Grumman Corp                                        370,295
      9,270 Raytheon Co                                                  245,470
      3,990 Rockwell Collins                                             109,526
     10,541 United Technologies Corp                                     892,717
                                                                      $3,836,006

AGRICULTURE --- 0.17%

     14,345 Archer-Daniels-Midland Co                                    205,851
      5,787 Monsanto Co                                                  144,964
                                                                        $350,815

AIR FREIGHT --- 1.08%
      6,675 FedEx Corp                                                   505,698
      1,380 Ryder System Inc                                              41,400
     25,146 United Parcel Service Inc Class B                          1,823,588
                                                                      $2,370,686

AIRLINES --- 0.17%

      2,730 Delta Air Lines Inc                                           35,545
     17,442 Southwest Airlines Co                                        338,375
                                                                        $373,920

AUTO PARTS & EQUIPMENT --- 0.27%
      1,580 Cooper Tire & Rubber Co                                       31,063
      3,283 Dana Corp                                                     53,447
     12,442 Delphi Corp                                                  110,734
      3,845 Genuine Parts Co                                             122,348
      3,850 Goodyear Tire & Rubber Co                                     26,411
      2,055 Johnson Controls Inc                                         220,974
      2,906 Visteon Corp                                                  18,773
                                                                        $583,750

AUTOMOBILES --- 0.47%

     40,858 Ford Motor Co                                                495,608
     12,523 General Motors Corp                                          534,356
                                                                      $1,029,964

BANKS --- 6.74%

      7,746 AmSouth Bancorp                                              182,961
     12,096 BB&T Corp                                                    467,752
     25,281 Bank One Corp                                              1,073,178
     33,434 Bank of America Corp                                       2,531,957
      5,045 Charter One Financial Inc                                    161,238
      3,950 Comerica Inc                                                 203,346
     12,744 Fifth Third Bancorp                                          738,642
      2,781 First Tennessee National Corp                                126,146
     23,498 FleetBoston Financial Corp                                   949,084
      5,031 Huntington Bancshares Inc                                    108,971
      9,330 KeyCorp                                                      263,573
      5,045 Marshall & Ilsley Corp                                       180,712
      9,599 Mellon Financial Corp                                        286,722
     13,657 National City Corp                                           446,038
      3,376 North Fork Bancorp Inc                                       131,596
      4,950 Northern Trust Corp                                          229,928
      6,260 PNC Financial Services Group                                 335,348
      4,993 Regions Financial Corp                                       183,493
      7,480 SouthTrust Corp                                              238,238
      7,474 State Street Corp                                            391,339
      6,307 SunTrust Banks Inc                                           423,010
      6,698 Synovus Financial Corp                                       184,865
     42,980 US Bancorp                                                 1,169,916
      4,396 Union Planters Corp                                          146,255
     29,706 Wachovia Corp                                              1,362,614
     37,479 Wells Fargo & Co                                           2,110,817
      1,977 Zions Bancorp                                                121,170
                                                                     $14,748,909

BIOTECHNOLOGY --- 1.15%

     28,837 Amgen Inc*                                                 1,780,973
      3,380 Biogen Inc*                                                  136,789
      4,177 Chiron Corp*                                                 228,190
      4,931 Genzyme Corp*                                                226,333
      5,587 MedImmune Inc*                                               148,949
                                                                      $2,521,234

BROADCAST/MEDIA --- 1.85%

     13,731 Clear Channel Communications Inc                             560,499
     50,207 Comcast Corp*                                              1,703,021
    100,687 Time Warner Inc*                                           1,539,504
      7,137 Univision Communications Inc Class A*                        242,301
                                                                      $4,045,325

BUILDING MATERIALS --- 0.25%
      1,609 American Standard Cos Inc*                                   153,981
     10,498 Masco Corp                                                   288,695
      2,240 Vulcan Materials Co                                           99,254
                                                                        $541,930

CHEMICALS --- 1.30%

      5,050 Air Products & Chemicals Inc                                 229,321
     20,545 Dow Chemical Co                                              774,341
     22,222 EI du Pont de Nemours & Co                                   897,769
      1,730 Eastman Chemical Co                                           56,156
      2,790 Engelhard Corp                                                79,738
      1,110 Great Lakes Chemical Corp                                     23,865
      2,410 Hercules Inc*                                                 25,185
      3,770 PPG Industries Inc                                           217,341
      3,650 Praxair Inc                                                  253,967
      4,947 Rohm & Haas Co                                               194,417
      1,624 Sigma-Aldrich Corp                                            85,179
                                                                      $2,837,279

COMMUNICATIONS - EQUIPMENT --- 2.75%
     17,920 ADC Telecommunications Inc*                                   45,696
      3,360 Andrew Corp*                                                  43,949
      9,252 Avaya Inc*                                                   119,721
     10,500 CIENA Corp*                                                   67,305
    156,705 Cisco Systems Inc*                                         3,287,671
      4,120 Comverse Technology Inc*                                      74,325
     29,644 Corning Inc*                                                 325,491
     31,906 JDS Uniphase Corp*                                           113,266
     92,867 Lucent Technologies Inc*                                     297,174
     51,916 Motorola Inc                                                 702,423
     17,709 QUALCOMM Inc                                                 841,178
      3,300 Scientific-Atlanta Inc                                        97,680
      9,210 Tellabs Inc*                                                  69,351
                                                                      $6,085,230

COMPUTER HARDWARE & SYSTEMS --- 3.98%
      8,040 Apple Computer Inc*                                          184,036
     57,310 Dell Inc*                                                  2,070,037
     48,887 EMC Corp*                                                    676,596
      7,210 Gateway Inc*                                                  36,338
     68,132 Hewlett-Packard Co                                         1,520,025
     38,612 International Business Machines Corp                       3,455,002
      2,845 Lexmark International Group Inc Class A*                     209,420
      2,070 NCR Corp*                                                     74,396
      7,640 Network Appliance Inc*                                       188,555
     72,078 Sun Microsystems Inc*                                        285,429
                                                                      $8,699,834

COMPUTER SOFTWARE & SERVICES --- 5.55%
      5,181 Adobe Systems Inc                                            227,135
      2,480 Autodesk Inc                                                  47,740
      5,034 BMC Software Inc*                                             87,491
      3,682 Citrix Systems Inc*                                           93,081
     12,862 Computer Associates International Inc                        302,514
      8,450 Compuware Corp*                                               47,489
      3,346 Electronic Arts Inc*                                         331,388
        4,300  Fiserv Inc*

302,514

      4,568 Intuit Inc*                                                  228,309
      1,900 Mercury Interactive Corp*                                     88,236
    241,436 Microsoft Corp                                             6,313,551
      8,220 Novell Inc*                                                   48,251
    116,825 Oracle Corp*                                               1,397,227
      5,850 Parametric Technology Corp*                                   18,194
        8,400  Paychex Inc                                               326,928
      8,080 PeopleSoft Inc*                                              167,741
     10,950 Siebel Systems Inc*                                          137,861
      3,450 Symantec Corp*                                               229,943
      7,310 Unisys Corp*                                                 112,282
      9,500 VERITAS Software Corp*                                       343,425
     14,513 Yahoo! Inc*                                                  634,218
     14,370 eBay Inc*                                                    803,858
                                                                     $12,138,738

CONGLOMERATES --- 4.09%

     17,532 3M Co                                                      1,382,749
    223,644 General Electric Co                                        6,487,912
      3,045 Textron Inc                                                  151,306
     44,560 Tyco International Ltd                                       930,413
                                                                      $8,952,380

CONTAINERS --- 0.17%

      1,252 Ball Corp                                                     70,362
      1,150 Bemis Co Inc                                                  53,176
      3,440 Pactiv Corp*                                                  75,852
      1,912 Sealed Air Corp*                                             101,776
      1,170 Temple-Inland Inc                                             63,215
                                                                        $364,381

COSMETICS & PERSONAL CARE --- 0.57%
      1,370 Alberto-Culver Co Class B                                     86,858
      5,340 Avon Products Inc                                            362,906
     22,765 Gillette Co                                                  726,204
      2,080 International Flavors & Fragrances Inc                        68,848
                                                                      $1,244,816

DISTRIBUTORS --- 0.39%

      6,451 McKesson HBOC Inc                                            195,272
      2,950 SUPERVALU Inc                                                 74,399
     14,485 SYSCO Corp                                                   487,565
      2,051 WW Grainger Inc                                               93,895
                                                                        $851,131

ELECTRIC COMPANIES --- 2.22%
     13,820 AES Corp*                                                    120,925
      2,720 Allegheny Energy Inc*                                         28,778
      3,620 Ameren Corp                                                  161,633
      8,816 American Electric Power Co Inc                               248,523
      3,200 CMS Energy Corp                                               25,984
      6,764 CenterPoint Energy Inc                                        66,355
      3,970 Cinergy Corp                                                 144,151
      5,050 Consolidated Edison Inc                                      204,374
      3,760 Constellation Energy Group                                   136,751
      3,790 DTE Energy Co                                                139,775
      7,241 Dominion Resources Inc                                       446,046
      7,180 Edison International*                                        141,518
      5,123 Entergy Corp                                                 276,130
      7,252 Exelon Corp                                                  460,139
      4,130 FPL Group Inc                                                263,246
      7,298 FirstEnergy Corp                                             250,978
      9,219 PG&E Corp*                                                   225,405
      3,927 PPL Corp                                                     156,766
      2,081 Pinnacle West Capital Corp                                    76,081
      5,426 Progress Energy Inc                                          233,861
      5,530 Progress Energy Inc (CVO)*                                        55
      5,033 Public Service Enterprise Group Inc                          205,699
     16,212 Southern Co                                                  483,118
      4,181 TECO Energy Inc                                               54,897
      7,133 TXU Corp                                                     162,775
      8,880 Xcel Energy Inc                                              145,632
                                                                      $4,859,595

ELECTRONIC INSTRUMENT & EQUIP --- 0.90%
     10,493 Agilent Technologies Inc*                                    261,486
      4,310 American Power Conversion Corp                                87,191
      2,040 Cooper Industries Inc                                        107,916
      9,417 Emerson Electric Co                                          534,415
      4,400 Jabil Circuit Inc*                                           122,540
      4,227 Molex Inc                                                    132,686
      2,800 PerkinElmer Inc                                               50,428
      1,800 Power-One Inc*                                                16,308
      4,090 Rockwell Automation Inc                                      126,995
     11,309 Sanmina Corp*                                                119,310
     18,495 Solectron Corp*                                              102,462
      5,050 Symbol Technologies Inc                                       63,075
      1,910 Tektronix Inc*                                                49,030
      3,594 Thermo Electron Corp*                                         78,996
      1,290 Thomas & Betts Corp*                                          22,962
      2,771 Waters Corp*                                                  87,093
                                                                      $1,962,893

ELECTRONICS - SEMICONDUCTOR --- 4.45%
      7,680 Advanced Micro Devices Inc*                                  116,736
      8,460 Altera Corp*                                                 171,146
      8,180 Analog Devices Inc*                                          362,619
     37,000 Applied Materials Inc*                                       864,690
      6,800 Applied Micro Circuits Corp*                                  39,576
      6,570 Broadcom Corp Class A*                                       209,912
    145,309 Intel Corp                                                 4,802,462
      4,240 KLA-Tencor Corp*                                             243,079
      8,370 LSI Logic Corp*                                               77,339
      7,016 Linear Technology Corp                                       298,952
      7,251 Maxim Integrated Products Inc                                360,447
     13,570 Micron Technology Inc*                                       194,594
      3,476 NVIDIA Corp*                                                  61,456
      4,100 National Semiconductor Corp*                                 166,583
      3,411 Novellus Systems Inc*                                        140,840
      3,757 PMC-Sierra Inc*                                               68,265
      2,070 QLogic Corp*                                                 116,024
      4,130 Teradyne Inc*                                                 94,081
     38,655 Texas Instruments Inc                                      1,117,903
      7,570 Xilinx Inc*                                                  239,969
                                                                      $9,746,673

ENGINEERING & CONSTRUCTION --- 0.03%
      1,860 Fluor Corp                                                    68,969
                                                                         $68,969

FINANCIAL SERVICES --- 6.37%
     28,723 American Express Co                                        1,347,970
     17,145 Bank of New York Co Inc                                      534,753
    114,996 Citigroup Inc                                              5,450,810
      3,040 Countrywide Credit Industries Inc                            319,565
     21,740 Fannie Mae (nonvtg)                                        1,558,541
      5,619 Franklin Resources Inc                                       266,453
     15,551 Freddie Mac                                                  872,878
      3,400 Golden West Financial Corp                                   341,462
     45,487 JP Morgan Chase & Co                                       1,632,983
      5,260 Janus Capital Group Inc                                       74,376
      2,221 MGIC Investment Corp                                         113,960
      3,352 Moody's Corp                                                 193,846
      7,220 Principal Financial Group                                    226,347
      2,740 T Rowe Price Group Inc                                       112,751
     20,599 Washington Mutual Inc                                        901,206
                                                                     $13,947,901

FOOD & BEVERAGES --- 3.76%
        830 Adolph Coors Co Class B                                       46,522
     18,426 Anheuser-Busch Co Inc                                        907,665
      1,421 Brown-Forman Corp                                            119,904
      9,150 Campbell Soup Co                                             237,168
     54,908 Coca-Cola Co                                               2,547,731
     10,010 Coca-Cola Enterprises Inc                                    201,802
     11,940 ConAgra Foods Inc                                            284,650
      8,340 General Mills Inc                                            374,049
      7,850 HJ Heinz Co                                                  277,341
      2,900 Hershey Foods Corp                                           223,590
      9,136 Kellogg Co                                                   302,676
      3,137 McCormick & Co Inc (nonvtg)                                   92,981
      5,976 Pepsi Bottling Group Inc                                     133,205
     38,492 PepsiCo Inc                                                1,840,687
     17,286 Sara Lee Corp                                                344,510
      5,080 Wm Wrigley Jr Co                                             286,512
                                                                      $8,220,993

GOLD, METALS & MINING --- 0.67%
     18,898 Alcoa Inc                                                    596,610
      1,755 Allegheny Technologies Inc                                    13,426
      3,720 Freeport-McMoRan Copper & Gold Inc                           144,150
      9,077 Newmont Mining Corp                                          397,391
      1,800 Nucor Corp                                                    98,694
      2,044 Phelps Dodge Corp*                                           126,197
      2,300 United States Steel Corp                                      54,395
      1,880 Worthington Industries Inc                                    27,410
                                                                      $1,458,273

HEALTH CARE RELATED --- 1.60%
      3,440 Aetna Inc                                                    197,490
      2,493 AmericsourceBergen Corp                                      141,528
      3,132 Anthem Inc*                                                  214,323
      3,140 CIGNA Corp                                                   179,137
      9,988 Cardinal Health Inc                                          592,688
      1,800 Express Scripts Inc Class A*                                  98,856
     11,185 HCA Inc                                                      427,826
      5,341 Health Management Associates Inc Class A                     118,303
      3,520 Humana Inc*                                                   71,421
      5,346 IMS Health Inc                                               125,791
      1,932 Manor Care Inc                                                64,297
      2,343 Quest Diagnostics Inc*                                       158,504
     10,351 Tenet Healthcare Corp*                                       142,844
     13,334 United Health Group Inc                                      678,434
      3,342 Wellpoint Health Networks Inc*                               297,104
                                                                      $3,508,546

HOMEBUILDING --- 0.15%

      1,432 Centex Corp                                                  139,620
      1,086 KB Home                                                       74,380
      1,410 Pulte Corp                                                   121,979
                                                                        $335,979

HOTELS/MOTELS --- 0.5%

     14,010 Carnival Corp                                                489,089
      8,390 Hilton Hotels Corp                                           132,898
      5,224 Marriott International Inc Class A                           225,677
      4,500 Starwood Hotels & Resorts Worldwide Inc                      151,785
                                                                        $999,449

HOUSEHOLD GOODS --- 2.34%
      1,400 American Greetings Corp Class A*                              29,862
      1,746 Black & Decker Corp                                           83,476
      4,835 Clorox Co                                                    219,026
     11,995 Colgate-Palmolive Co                                         638,014
      3,257 Fortune Brands Inc                                           212,194
     11,348 Kimberly-Clark Corp                                          599,288
      4,260 Leggett & Platt Inc                                           88,991
      1,750 Maytag Corp                                                   44,450
      6,139 Newell Rubbermaid Inc                                        139,969
     28,950 Procter & Gamble Co                                        2,845,496
      1,240 Snap-on Inc                                                   36,382
      1,840 Stanley Works                                                 61,346
      1,280 Tupperware Corp                                               19,264
      1,600 Whirlpool Corp                                               112,752
                                                                      $5,130,510

INSURANCE RELATED --- 4.48%
      6,230 ACE Ltd                                                      224,280
     11,513 AFLAC Inc                                                    419,994
     15,692 Allstate Corp                                                619,834
      2,380 Ambac Financial Group Inc                                    168,361
     58,226 American International Group Inc                           3,541,888
      6,893 Aon Corp                                                     150,957
      4,230 Chubb Corp                                                   282,606
      3,620 Cincinnati Financial Corp                                    148,130
      6,282 Hartford Financial Services Group Inc                        344,882
      3,157 Jefferson-Pilot Corp                                         150,715
      6,404 John Hancock Financial Services Inc                          226,381
      4,001 Lincoln National Corp                                        159,760
      4,131 Loews Corp                                                   177,633
      3,241 MBIA Inc                                                     193,196
     11,924 Marsh & McLennan Cos Inc                                     509,751
     16,929 MetLife Inc                                                  531,571
      4,919 Progressive Corp                                             363,022
     12,228 Prudential Financial Inc                                     472,490
      3,041 SAFECO Corp                                                  111,605
      5,075 St Paul Cos Inc                                              193,510
      2,554 Torchmark Corp                                               112,070
     22,445 Travelers Property Casualty Corp                             367,425
      6,586 UnumProvident Corp                                           107,813
      3,114 XL Capital Ltd Class A                                       216,423
                                                                      $9,794,297

INVESTMENT BANK/BROKERAGE FIRM --- 2.12%
      2,228 Bear Stearns Co Inc                                          169,885
     30,144 Charles Schwab Corp                                          408,753
      2,400 Federated Investors Inc Class B                               66,360
     10,580 Goldman Sachs Group Inc                                      993,462
      6,141 Lehman Brothers Holdings Inc                                 442,152
     20,854 Merrill Lynch & Co Inc                                     1,234,557
     24,299 Morgan Stanley                                             1,333,286
                                                                      $4,648,455

LEISURE & ENTERTAINMENT --- 1.65%
      1,950 Brunswick Corp                                                57,857
      6,730 Harley-Davidson Inc                                          319,069
      2,508 Harrah's Entertainment Inc                                   109,098
      3,805 Hasbro Inc                                                    82,949
      7,648 International Game Technology                                250,472
      9,720 Mattel Inc                                                   188,179
     39,147 Viacom Inc Class B                                         1,560,791
     45,592 Walt Disney Co                                             1,032,203
                                                                      $3,600,618

MACHINERY --- 1.35%

      7,744 Caterpillar Inc                                              567,480
      1,285 Crane Co                                                      36,109
        900 Cummins Engine Co Inc                                         42,660
      3,431 Danaher Corp                                                 284,258
      5,350 Deere & Co                                                   324,317
      4,550 Dover Corp                                                   177,541
      1,663 Eaton Corp                                                   166,699
      2,040 ITT Industries Inc                                           138,700
      6,932 Illinois Tool Works Inc                                      509,849
      3,850 Ingersoll-Rand Co                                            232,540
      1,535 Navistar International Corp*                                  62,060
      2,645 PACCAR Inc                                                   208,849
      2,700 Pall Corp                                                     63,180
      2,665 Parker-Hannifin Corp                                         135,835
                                                                      $2,950,077

MEDICAL PRODUCTS --- 1.92%
      4,670 Applera Corp Applied Biosystems Group                        107,784
      1,190 Bausch & Lomb Inc                                             57,310
     13,540 Baxter International Inc                                     359,893
      5,701 Becton Dickinson & Co                                        208,429
      5,701 Biomet Inc                                                   204,438
      9,160 Boston Scientific Corp*                                      620,315
      1,185 CR Bard Inc                                                   94,859
      6,870 Guidant Corp                                                 350,439
     27,167 Medtronic Inc                                              1,238,000
      1,130 Millipore Corp*                                               49,551
      3,870 St Jude Medical Inc*                                         225,079
      4,500 Stryker Corp                                                 364,995
      5,054 Zimmer Holdings Inc*                                         322,496
                                                                      $4,203,588

OFFICE EQUIPMENT & SUPPLIES --- 0.24%
      2,510 Avery Dennison Corp                                          131,976
      5,250 Pitney Bowes Inc                                             215,775
     17,610 Xerox Corp*                                                  184,905
                                                                        $532,656

OIL & GAS --- 5.36%
      1,980 Amerada Hess Corp                                            102,208
      5,611 Anadarko Petroleum Corp                                      244,752
      3,605 Apache Corp                                                  251,341
      1,560 Ashland Inc                                                   58,094
      3,486 BJ Services Co*                                              114,376
      7,488 Baker Hughes Inc                                             211,611
      4,540 Burlington Resources Inc                                     220,826
     23,924 ChevronTexaco Corp                                         1,777,553
     15,158 ConocoPhillips                                               866,280
      5,138 Devon Energy Corp                                            249,193
      2,600 EOG Resources                                                109,564
    148,180 Exxon Mobil Corp                                           5,420,424
      9,740 Halliburton Co                                               232,591
      2,282 Kerr-McGee Corp                                               94,703
      6,930 Marathon Oil Corp                                            204,920
      3,300 Nabors Industries Ltd*                                       124,740
      2,940 Noble Corp*                                                  100,930
      8,510 Occidental Petroleum Corp                                    300,063
      2,090 Rowan Companies Inc*                                          50,056
     13,059 Schlumberger Ltd                                             613,381
      1,680 Sunoco Inc                                                    73,517
      7,076 Transocean Sedco Forex Inc*                                  135,788
      5,713 Unocal Corp                                                  180,988
                                                                     $11,737,899

PAPER & FOREST PRODUCTS --- 0.48%
      1,250 Boise Cascade Corp                                            35,063
      5,666 Georgia-Pacific Corp                                         148,902
     10,739 International Paper Co                                       422,580
      2,330 Louisiana-Pacific Corp*                                       44,317
      4,399 MeadWestvaco Corp                                            114,022
      4,890 Weyerhaeuser Co                                              294,525
                                                                      $1,059,409

PERSONAL LOANS --- 0.68%
      5,110 Capital One Financial Corp                                   310,688
     28,449 MBNA Corp                                                    704,113
      6,410 Providian Financial Corp*                                     71,215
     10,051 SLM Corp                                                     393,597
                                                                      $1,479,613

PHARMACEUTICALS --- 8.18%

     34,869 Abbott Laboratories                                        1,486,117
      2,940 Allergan Inc                                                 222,323
     43,209 Bristol-Myers Squibb Co                                    1,096,212
     25,080 Eli Lilly & Co                                             1,670,830
      8,112 Forest Laboratories Inc*                                     405,681
     66,249 Johnson & Johnson                                          3,334,312
      5,309 King Pharmaceuticals Inc*                                     71,141
     50,037 Merck & Co Inc                                             2,214,137
    173,803 Pfizer Inc                                                 5,492,175
     32,747 Schering-Plough Corp                                         500,047
      2,400 Watson Pharmaceuticals Inc*                                   94,248
     29,710 Wyeth                                                      1,311,399
                                                                     $17,898,622

PHOTOGRAPHY/IMAGING --- 0.07%

      6,370 Eastman Kodak Co                                             155,619
                                                                        $155,619

POLLUTION CONTROL --- 0.18%
      4,620 Allied Waste Industries Inc*                                  52,114
     13,179 Waste Management Inc                                         341,600
                                                                        $393,714

PRINTING & PUBLISHING --- 0.77%
      1,205 Deluxe Corp                                                   48,646
      1,784 Dow Jones & Co Inc                                            92,714
      6,088 Gannett Co Inc                                               512,062
      1,779 Knight-Ridder Inc                                            130,436
      4,275 McGraw-Hill Cos Inc                                          286,211
      1,095 Meredith Corp                                                 53,129
      3,350 New York Times Co Class A                                    159,226
      2,540 RR Donnelley & Sons Co                                        66,040
      7,008 Tribune Co                                                   343,742
                                                                      $1,692,206

RAILROADS --- 0.42%

      8,318 Burlington Northern Santa Fe Corp                            240,723
      4,790 CSX Corp                                                     152,418
      8,630 Norfolk Southern Corp                                        173,895
      5,670 Union Pacific Corp                                           354,942
                                                                        $921,978

REAL ESTATE --- 0.43%
      2,143 Apartment Investment & Management Co Class A REIT             87,649
      8,897 Equity Office Properties Trust REIT                          249,205
      6,076 Equity Residential REIT                                      177,723
      4,054 Plum Creek Timber Co Inc REIT                                106,823
      4,000 ProLogis Trust REIT                                          118,160
      4,345 Simon Property Group Inc REIT                                195,873
                                                                        $935,433

RESTAURANTS --- 0.63%

      3,660 Darden Restaurants Inc                                        76,677
     28,383 McDonald's Corp                                              709,859
      8,700 Starbucks Corp*                                              274,920
      2,540 Wendy's International Inc                                     94,107
      6,554 Yum! Brands Inc*                                             223,754
                                                                      $1,379,317

RETAIL --- 7.36%

      8,106 Albertson's Inc                                              164,471
      6,134 AutoNation Inc*                                              114,706
      2,015 AutoZone Inc*                                                193,642
      6,600 Bed Bath & Beyond Inc*                                       278,784
      7,200 Best Buy Co Inc*                                             419,832
      2,550 Big Lots Inc*                                                 38,276
      8,810 CVS Corp                                                     309,936
      4,610 Circuit City Stores Inc - CarMax Group                        43,979
     10,150 Costco Wholesale Corp*                                       359,006
      1,790 Dillard's Inc                                                 28,944
      7,427 Dollar General Corp                                          166,885
      3,841 Family Dollar Stores Inc                                     167,506
      4,130 Federated Department Stores Inc                              196,382
     19,927 Gap Inc                                                      380,207
     51,303 Home Depot Inc                                             1,901,802
      6,020 JC Penney Co Inc                                             142,373
      7,592 Kohl's Corp*                                                 425,683
     16,761 Kroger Co*                                                   293,150
     11,619 Limited Inc                                                  204,494
     17,480 Lowe's Cos Inc                                             1,030,096
      6,445 May Department Stores Co                                     180,202
      3,030 Nordstrom Inc                                                 92,385
      6,890 Office Depot Inc*                                            102,868
      3,656 RadioShack Corp                                              109,643
      9,841 Safeway Inc*                                                 207,645
      6,310 Sears Roebuck & Co                                           332,095
      3,220 Sherwin-Williams Co                                          107,999
     10,920 Staples Inc*                                                 292,874
     11,325 TJX Cos Inc                                                  237,712
     20,298 Target Corp                                                  806,643
      3,200 Tiffany & Co                                                 151,840
      4,740 Toys R Us Inc*                                                61,620
     97,527 Wal-Mart Stores Inc                                        5,749,217
     22,838 Walgreen Co                                                  795,219
      3,080 Winn-Dixie Stores Inc                                         24,917
                                                                     $16,113,033

SHOES --- 0.20%

      5,939 NIKE Inc Class B                                             379,502
      1,340 Reebok International Ltd                                      52,193
                                                                        $431,695

SPECIALIZED SERVICES --- 1.83%
      3,903 Apollo Group Inc*                                            247,958
     13,303 Automatic Data Processing Inc                                502,055
     22,572 Cendant Corp*                                                461,146
      3,800 Cintas Corp                                                  162,108
      4,171 Computer Sciences Corp*                                      165,255
     10,800 Concord EFS Inc*                                             115,452
      3,152 Convergys Corp*                                               50,621
      5,760 Ecolab Inc                                                   154,886
     10,674 Electronic Data Systems Corp                                 228,957
      3,050 Equifax Inc                                                   74,542
     16,533 First Data Corp                                              590,228
      4,040 H&R Block Inc                                                190,244
      8,660 Interpublic Group of Cos Inc                                 128,861
      6,059 Medco Health Solutions Inc*                                  201,159
      2,500 Monster Worldwide Inc*                                        63,675
      4,270 Omnicom Group Inc                                            340,746
      3,800 Robert Half International Inc*                                89,718
      3,203 Sabre Holdings Corp                                           70,154
      6,309 SunGard Data Systems Inc*                                    176,967
                                                                      $4,014,732

TELEPHONE & TELECOMMUNICATIONS --- 3.38%
      6,970 ALLTEL Corp                                                  329,472
     17,508 AT&T Corp                                                    325,474
     60,497 AT&T Wireless Services Inc*                                  438,603
     41,180 BellSouth Corp                                             1,083,446
      3,190 CenturyTel Inc                                               114,043
      6,310 Citizens Communications Co*                                   78,560
     23,043 Nextel Communications Inc*                                   557,641
     37,789 Qwest Communications International Inc*                      133,395
     74,183 SBC Communications Inc                                     1,778,908
     20,150 Sprint Corp                                                  322,400
     23,030 Sprint PCS Corp*                                             100,181
     61,575 Verizon Communications                                     2,068,920
                                                                      $7,331,043

TEXTILES --- 0.13%

      2,824 Jones Apparel Group Inc                                       97,428
      2,440 Liz Claiborne Inc                                             90,012
      2,435 VF Corp                                                      103,366
                                                                        $290,806

TOBACCO --- 1.06%

     45,363 Altria Group Inc                                           2,109,380
      1,891 RJ Reynolds Tobacco Holdings Inc                              90,825
      3,740 UST Inc                                                      127,235
                                                                      $2,327,440

UNIT INVESTMENT TRUST --- 0.12%
      2,567 S & P 500 Depositary Receipt                                 270,382
                                                                        $270,382

UTILITIES --- 0.57%

      8,494 Calpine Corp*                                                 39,157
     20,162 Duke Energy Corp                                             365,940
      8,300 Dynegy Inc Class A*                                           33,283
     13,370 El Paso Corp                                                  98,136
      3,579 KeySpan Corp                                                 125,158
      2,770 Kinder Morgan Inc                                            148,334
        940 NICOR Inc                                                     32,214
      5,854 NiSource Inc                                                 121,236
        840 Peoples Energy Corp                                           33,978
      4,935 Sempra Energy                                                137,193
     11,476 Williams Cos Inc                                             117,055
                                                                      $1,251,684

TOTAL COMMON STOCK --- 99.27%                                       $217,230,425
(Cost $229,308,986)

SHORT-TERM INVESTMENTS

    852,000 Fannie Mae                                                   851,955
            0.960%, November 3,
2003

    750,000 United States of America (1)                                 748,963
            0.940%, December 26, 2003

TOTAL SHORT-TERM INVESTMENTS --- 0.73%                                $1,600,918
(Cost $1,600,918)

TOTAL ORCHARD S&P 500 INDEX (R) FUND --- 100%                       $218,831,343
(Cost $230,909,904)



Legend

(1)  Collateral for Futures
CVO - Contingent Value Obligation
*  Non-income Producing Security
See Notes to Financial Statements

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The Trust is organized under Delaware law, and is governed by the Board of Trustees. The Board is responsible for overall management of the Trust's business affairs. The Trustees meet at least four times during the year to, among other things, oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review performance. The following table provides information about each of the Trustees and officers of the Trust.

---------------------------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years         of       Directorships
                   Trust      (Length of                               Portfolios      Held by
                             Time Served)                                in Fund       Trustee
                                                                         Complex
                                                                         Overseen
                                                                           by
                                                                         Trustee
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings      Trustee    March 22,     President Emeritus, Denver       46      Director,
(78)                         1988 to       Metro Chamber of Commerce                Maxim Series
                             present                                                Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.        Trustee    April 30,     Retired Educator                 46      Director,
Koeppe (71)                  1987 to                                                Maxim Series
                             present                                                Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford           Trustee    March 19,     Attorney, Firm of Zisman,        46      Director,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Maxim Series
                             present                                                Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------
---------------------------------------------------------------------------------------------------
                        INTERESTED* TRUSTEES AND OFFICERS
---------------------------------------------------------------------------------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years        of          Directorships
                   Trust      (Length of                                Portfolios     Held by
                             Time Served)                                in Fund       Trustee
                                                                         Complex         or
                                                                         Overseen      Officer
                                                                            by
                                                                          Trustee
                                                                            or
                                                                          Officer
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.       Trustee    June 1, 2000   President and Chief             46      Director,
McCallum (61)       and      to present     Executive Officer of                    Maxim Series
                 President                  Great-West Life & Annuity               Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.;
                                            President and Chief                     Chairman,
                                            Executive Officer of GWL&A              Canada Life
                                            Financial Inc.; President               Insurance
                                            and Chief Executive                     Company of
                                            Officer of First                        New York;
                                            Great-West Life & Annuity               Director,
                                            Insurance Company;                      Canada Life
                                            President and Chief                     Insurance
                                            Executive Officer of                    Company of
                                            Canada Life Insurance                   America;
                                            Company of New York;                    Director,
                                            President and Chief                     The Canada Life
                                            Executive Officer of                    Assurance Company
                                            Canada Life Insurance
                                            Company of America;
                                            Director, President and
                                            Chief Executive Officer,
                                            United States Operations,
                                            The Canada Life Assurance
                                            Company,
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell         Trustee    June 1, 2000   Executive Vice President        46      Director,
T.G. Graye                   to present     and Chief Financial                     Maxim Series
(48)                                        Officer of Great-West Life              Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A
                                            Company; Executive Vice President
                                            and Chief Operating Officer, One
                                            Benefits, Inc.; Executive Vice
                                            President and Chief Financial
                                            Officer of GWL&A Financial Inc.;
                                            Manager and President, GW Capital
                                            Management, LLC; Director and
                                            Executive Vice President, Orchard
                                            Trust Company; Executive Vice
                                            President and Chief Financial
                                            Officer of Canada Life Insurance
                                            Company of New York; Executive Vice
                                            President and Chief Financial
                                            Officer of Canada Life Insurance
                                            Company of America; Executive
                                            Vice President and Chief Financial
                                            Officer, United States Operations.
                                            The Canada Life Assurance Company.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Vice President, Corporate       46      Greenwood Investments, LLC
McDonald (57)                2001 to        Finance and Investment
                             present        Operations; Treasurer, GW
                                            Capital Management, LLC,
                                            Orchard Capital
                                            Management, LLC, Maxim
                                            Series Fund and Great-West
                                            Variable Annuity Account
                                            A; Director and President,
                                            Greenwood Investments,
                                            LLC; Senior Vice President
                                            of Canada Life Insurance
                                            Company of America;
                                            Vice President, Corporate
                                            Finance and Investment Operations,
                                            United States Operations,
                                            The Canada Life Assurance Company.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              46           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary, GW
                                            Capital Management, LLC,
                                            One Orchard Equities, Inc.,
                                            Greenwood Investments, LLC,
                                            GWFS Equities, Inc.,
                                            BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Maxim Series Fund; Vice
                                            President, Counsel and
                                            Associate Secretary of
                                            Canada Life Insurance
                                            Company of America;.
                                            Vice President, Counsel and
                                            Associate Secretary, United States
                                            Operations, The Canada Life
                                            Assurance Company.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
* Refers to a Trustee or officer who is an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Trust or GW Capital Management, LLC. A Trustee who
is not an "interested person" of the Trust is referred to as an "Independent
Trustee."

Additional information about the Trust and its Trustees is available in the Trust's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

          (1) Honest and ethical  conduct,  including  the  ethical  handling of
          actual  or  apparent   conflicts  of  interest  between  personal  and
          professional relationships;

          (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

          (3)  Compliance  with  applicable   governmental   laws,   rules,  and
          regulations;

          (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

          (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Annual Reports filed for periods ending prior to December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

 (a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.


 (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred ouring the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS

a)   (1)Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

a) (2)Certifications as required under Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto.

b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

ORCHARD SERIES FUND

By: /s/ W.T. McCallum
    ------------------------
        W.T. McCallum
        President

Date: December 23, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
    ------------------------
        W.T. McCallum
        President

Date: December 23, 2003


By: /s/ G.R. McDonald
    ------------------------
        G.R. McDonald
        Treasurer

Date: December 23, 2003